UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2668

                         OPPENHEIMER AMT-FREE MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200


                          Date of fiscal year end: JULY

                      Date of reporting period: 07/31/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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TOP TEN INDUSTRIES
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Special Assessment                                                       17.0%
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Higher Education                                                         12.5
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Hospital/Health Care                                                      9.7
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Multifamily Housing                                                       7.2
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Special Tax                                                               6.8
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Hotels, Restaurants & Leisure                                             5.4
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Adult Living Facilities                                                   4.9
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Airlines                                                                  4.9
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Tobacco Settlement Payments                                               4.6
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Electric Utilities                                                        4.0

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------

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CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                  11.7%
AA                   12.4
A                    19.2
BBB                  31.1
BB                    4.7
B                     2.9
CCC                   2.9
C                     0.2
D                     0.1
Not Rated            14.8

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2006, and are dollar-weighted based on the total market value of investments. As of that date, no securities held by the Fund were rated lower than D. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

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                      12 | OPPENHEIMER AMT-FREE MUNICIPALS

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FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Across the past 12 months, the Fund performed extremely well for shareholders seeking tax-free income as its yield compared very favorably to those earned by its competitors and by other fixed income investments. As of July 31, 2006, the Fund's Class A shares produced a distribution yield of 5.37% without sales charges. Lipper Analytical Services, Inc.--an independent mutual fund rating service--reported an average distribution yield of 3.83% among the 265 funds in its Municipal Debt Funds category as of the same date. 1 The Fund's holdings represent a wide variety of industry sectors and credit qualities, and tax-free income not subject to the federal Alternative Minimum Tax ("AMT") made up 100% of the Fund's positive total return for the period. Strong asset growth fueled the Fund's strategy of building diversification, and by the end of the report period the number of holdings in the Fund rose to 959, from 468 a year earlier.

      The Fund's income-oriented approach continued to provide significant benefit to our investors in this report period. In the year ended July 31, 2006, the Fund's Class A shares generated a total return of 4.78% without sales charge (-0.20% with sales charge). By comparison, its primary benchmark, the Lehman Brothers Municipal Bond Index, produced a total return of 2.55% for the period. 2 In the 12 months ended July 31, 2006, distributions totaled 55.2 cents per Class A share. Trends in the municipal bond market created dividend pressure during the 12 months ended July 31, 2006, and the monthly distribution, which had held steady at $0.047 per Class A share through January, was reduced by $0.002 starting with the February payment. Distributions for other share classes were adjusted accordingly. This reduction is not related to the Fund's net asset value per share. Importantly, this dividend reduction was not the result from any defaults of bonds in the Fund's portfolio.

      In this period, the prices of lower-rated municipal bonds have increased relative to prices of higher-grade bonds, a condition sometimes known as "credit spread tightening." With generally higher prices of lower-rated and non-rated municipal securities, the Fund began adopting a general strategy of investing a larger portfolio of its assets in higher-quality bonds during this period. For example, as of July 31, 2006, BBB-rated paper

1. Lipper Analytical Services, Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

2. The Lehman Brothers Municipal Bond Index is an unmanaged index of a broad range of investment-grade municipal bonds. The index cannot be purchased directly by investors. Index performance is shown for illustrative purposes only and does not predict or depict the performance of a fund.


                      13 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND PERFORMANCE DISCUSSION
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represented just less than one-third of the portfolio's market value, down from more than 40% at the time of last year's annual report. In the same period, the Fund's holdings in AA-rated paper have nearly tripled, representing more than 12% of the portfolio's investments as of July 31, 2006. Also during this report period, newly issued municipal bonds have offered fewer higher-yielding municipal bonds that possess what we consider to be a favorable balance of risk and reward for the Fund.

      The Fund's holdings in Master Settlement Agreement ("MSA") tobacco-backed bonds, which accounted for 4.6% of the Fund's investments as of July 31, 2006, have contributed strongly to the Fund's yield and total return performance during this period. MSA bonds are backed by the issuing State's (or U.S. territory's) share of proceeds from a national litigation settlement with tobacco manufacturers.

      During this period the litigation environment has continued to improve for the tobacco industry and, by extension, for MSA bonds. On December 15, 2005, the Illinois Supreme Court reversed a $10.1 billion judgment against Philip Morris USA that had been awarded by a lower court in 2003. Near the end of the period the Florida Supreme Court upheld an appellate court's reversal of a $145 billion judgment against cigarette manufacturers in the long-running Engle case. An action brought by the U.S. government against the tobacco industry is still pending, but we believe that final resolution of this matter will not carry negative consequences for the Fund's MSA bonds.

      MSA bond prices rose early in the report period amid widespread market speculation that these bonds might be "pre-refunded" by their issuers. In a pre-refunding, a municipality issues a new bond whose proceeds are escrowed in U.S. Government bonds and earmarked to pay off another previously issued--but not yet callable--municipal bond. When an outstanding bond is pre-refunded, its price generally rises significantly. During this report period $310 million in MSA-backed bonds issued in the State of Iowa were pre-refunded, and their prices rose. As a result, holdings in this issue contributed to the Fund's yield and net asset value for the period. After the pre-refunding event, the Fund sold its holdings at a gain over their purchase price. The Fund also took strategic advantage of tax loss carry-forwards to ensure that no capital gain was distributed to shareholders. Pre-refunding of MSA-backed tobacco bonds provides a particularly good example of how our yield-oriented investment strategy can result in both yield and price appreciation for individual bonds, generating attractive total return.

      In the Fund's last annual report, we noted that holdings in the Pocahontas Parkway project, an under-used toll road near Richmond, Virginia, seemed poised for pre-refunding. The Fund had invested in the $450 million project at prices we believed were attractive, having fallen largely because of lower-than-anticipated project revenues. The Fund's decision to buy


                      14 | OPPENHEIMER AMT-FREE MUNICIPALS
when others were selling reflected our strong, research-based belief that the bonds represented a solid investment and that bondholders would ultimately be rewarded. Fund performance was enhanced in June 2006 when a private company, Transurban of Australia, paid off the roadway's debt in a pre-refunding that was part of 99-year agreement with the State of Virginia to lease the toll road.

      The airline sector continues to have a positive impact on Fund performance. Airline-backed bonds comprised 4.9% of the Fund's investments as of July 31, 2006, with the great majority of these holdings backed by payments from American Airlines. Growing passenger traffic, capacity control and increased fares have helped to stabilize the financial picture at American Airlines. Despite increased fuel prices, the airline had a profitable second quarter this year and many analysts expect this carrier to return to profitability in 2006. The Fund's holdings in airline sector bonds have been a positive contributor to total return in this report period.

      New Fund holdings have included many municipal bonds issued to finance the infrastructure of new real estate development projects during this report period. These bonds, sometimes known as "Special Tax" and "Special Assessment" bonds, represented 23.8% of the Fund's investments as of July 31, 2006. We believe that their credit structure can be particularly advantageous for municipal bond investors, as the payments that secure the bonds are on parity with real estate taxes. We use our own, in-house research to identify bonds in this sector that represent value for shareholders, and the Fund's holdings in these bonds are broadly diversified throughout California, Florida and Colorado. This broad diversification helps to reduce the risk of an economic downturn in any single geographic area.

      Investors have also benefited from the Fund's holdings in bonds issued by the Commonwealth of Puerto Rico. Despite the financial difficulties that led Moody's Investors Services and Standard & Poor's to issue downgrades, these bonds contributed to the Fund's positive total return in this report period. While prices on bonds issued by Puerto Rico have been weak during this report period, we believe that the government's decision to raise taxes to balance the budget as well its efforts to reinforce its financial structure will ultimately strengthen municipal bonds that the Fund continues to own. As we have continued to monitor developments in Puerto Rico, we have taken advantage of market weakness to add to positions in these bonds at favorable prices.

      The Fund has reduced holdings in municipal inverse-floating-rate securities during this report period. These holdings are generally highly liquid, tax-exempt securities whose interest payments move inversely to short-term interest rates: stated differently, an increase in short-term interest rates causes a decline in income from these securities. As the yield curve flattened and long-term interest rates rose slightly during this period,


                      15 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

these securities generated less income than in previous periods. The Fund's diversified portfolio includes a variety of bond types, structures and maturities, in an effort to mute the effects of any one variety. Additionally, we have continued to invest in select premium-coupon, callable bonds that may remain outstanding through periods of rising short-term interest rates, in an effort to minimize overall income volatility in the Fund.

      The "Rochester style" of municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce exposure to any individual risk. We continue to comb the market for bonds that offer attractive yields, and to monitor developing market conditions. Notwithstanding a change in the Fund's dividend distribution, we believe that shareholders will continue to benefit from highly competitive yields as market conditions continue to develop. Shareholders should note that market conditions during this report period did not affect the Fund's overall investment strategies or cause it to pay any capital gain distribution.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2006. In the case of Class A, Class B and Class C shares, performance is measured over a ten-year period. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                      16 | OPPENHEIMER AMT-FREE MUNICIPALS

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer AMT-Free Municipals (Class A)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Oppenheimer AMT-Free                 Lehman Brothers
                          Municipals (Class A)              Municipal Bond Index

07/31/1996                         9,525                           10,000
10/31/1996                         9,766                           10,252
01/31/1997                         9,941                           10,415
04/30/1997                        10,001                           10,458
07/31/1997                        10,570                           11,025
10/31/1997                        10,640                           11,123
01/31/1998                        10,995                           11,468
04/30/1998                        10,917                           11,430
07/31/1998                        11,156                           11,686
10/31/1998                        11,427                           12,014
01/31/1999                        11,669                           12,231
04/30/1999                        11,681                           12,224
07/31/1999                        11,443                           12,022
10/31/1999                        11,016                           11,802
01/31/2000                        10,797                           11,787
04/30/2000                        11,091                           12,112
07/31/2000                        11,345                           12,541
10/31/2000                        11,552                           12,806
01/31/2001                        11,907                           13,353
04/30/2001                        11,805                           13,369
07/31/2001                        12,256                           13,804
10/31/2001                        12,379                           14,151
01/31/2002                        12,267                           14,140
04/30/2002                        12,440                           14,305
07/31/2002                        12,794                           14,731
10/31/2002                        12,787                           14,982
01/31/2003                        12,980                           15,196
04/30/2003                        13,278                           15,519
07/31/2003                        13,108                           15,262
10/31/2003                        13,680                           15,748
01/31/2004                        14,249                           16,136
04/30/2004                        14,178                           15,935
07/31/2004                        14,367                           16,145
10/31/2004                        15,042                           16,698
01/31/2005                        15,519                           16,919
04/30/2005                        15,810                           17,021
07/31/2005                        16,190                           17,169
10/31/2005                        16,177                           17,121
01/31/2006                        16,554                           17,398
04/30/2006                        16,670                           17,388
07/31/2006                        16,964                           17,607

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 7/31/06

1-Year -0.20%   5-Year 5.68%   10-Year 5.43%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 20 FOR FURTHER INFORMATION.


                      17 | OPPENHEIMER AMT-FREE MUNICIPALS

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FUND PERFORMANCE DISCUSSION
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CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer AMT-Free Municipals (Class B)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Oppenheimer AMT-Free                 Lehman Brothers
                          Municipals (Class B)              Municipal Bond Index

07/31/1996                        10,000                           10,000
10/31/1996                        10,223                           10,252
01/31/1997                        10,387                           10,415
04/30/1997                        10,431                           10,458
07/31/1997                        11,005                           11,025
10/31/1997                        11,056                           11,123
01/31/1998                        11,405                           11,468
04/30/1998                        11,302                           11,430
07/31/1998                        11,527                           11,686
10/31/1998                        11,784                           12,014
01/31/1999                        12,011                           12,231
04/30/1999                        12,001                           12,224
07/31/1999                        11,732                           12,022
10/31/1999                        11,272                           11,802
01/31/2000                        11,026                           11,787
04/30/2000                        11,306                           12,112
07/31/2000                        11,543                           12,541
10/31/2000                        11,731                           12,806
01/31/2001                        12,069                           13,353
04/30/2001                        11,943                           13,369
07/31/2001                        12,377                           13,804
10/31/2001                        12,477                           14,151
01/31/2002                        12,327                           14,140
04/30/2002                        12,478                           14,305
07/31/2002                        12,817                           14,731
10/31/2002                        12,810                           14,982
01/31/2003                        13,004                           15,196
04/30/2003                        13,302                           15,519
07/31/2003                        13,133                           15,262
10/31/2003                        13,705                           15,748
01/31/2004                        14,275                           16,136
04/30/2004                        14,204                           15,935
07/31/2004                        14,394                           16,145
10/31/2004                        15,070                           16,698
01/31/2005                        15,548                           16,919
04/30/2005                        15,839                           17,021
07/31/2005                        16,220                           17,169
10/31/2005                        16,207                           17,121
01/31/2006                        16,584                           17,398
04/30/2006                        16,701                           17,388
07/31/2006                        16,995                           17,607

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 7/31/06

1-Year -1.09%    5-Year 5.56%    10-Year 5.45%


                      18 | OPPENHEIMER AMT-FREE MUNICIPALS

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer AMT-Free Municipals (Class C)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Oppenheimer AMT-Free                 Lehman Brothers
                          Municipals (Class C)              Municipal Bond Index

07/31/1996                        10,000                           10,000
10/31/1996                        10,223                           10,252
01/31/1997                        10,386                           10,415
04/30/1997                        10,430                           10,458
07/31/1997                        11,003                           11,025
10/31/1997                        11,054                           11,123
01/31/1998                        11,403                           11,468
04/30/1998                        11,300                           11,430
07/31/1998                        11,525                           11,686
10/31/1998                        11,782                           12,014
01/31/1999                        12,009                           12,231
04/30/1999                        11,999                           12,224
07/31/1999                        11,730                           12,022
10/31/1999                        11,271                           11,802
01/31/2000                        11,025                           11,787
04/30/2000                        11,304                           12,112
07/31/2000                        11,541                           12,541
10/31/2000                        11,729                           12,806
01/31/2001                        12,068                           13,353
04/30/2001                        11,941                           13,369
07/31/2001                        12,375                           13,804
10/31/2001                        12,475                           14,151
01/31/2002                        12,326                           14,140
04/30/2002                        12,476                           14,305
07/31/2002                        12,808                           14,731
10/31/2002                        12,776                           14,982
01/31/2003                        12,943                           15,196
04/30/2003                        13,216                           15,519
07/31/2003                        13,022                           15,262
10/31/2003                        13,564                           15,748
01/31/2004                        14,102                           16,136
04/30/2004                        14,006                           15,935
07/31/2004                        14,166                           16,145
10/31/2004                        14,790                           16,698
01/31/2005                        15,246                           16,919
04/30/2005                        15,504                           17,021
07/31/2005                        15,847                           17,169
10/31/2005                        15,787                           17,121
01/31/2006                        16,125                           17,398
04/30/2006                        16,225                           17,388
07/31/2006                        16,463                           17,607

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 7/31/06

1-Year 2.90%   5-Year 5.88%   10-Year 5.11%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 20 FOR FURTHER INFORMATION.


                      19 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE OPPENHEIMER AMT-FREE MUNICIPALS. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/27/76. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75% except where noted. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 3/16/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      20 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                      21 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                           BEGINNING        ENDING          EXPENSES
                           ACCOUNT          ACCOUNT         PAID DURING
                           VALUE            VALUE           6 MONTHS ENDED
                           (2/1/06)         (7/31/06)       JULY 31, 2006
--------------------------------------------------------------------------------
Class A Actual             $1,000.00        $1,024.80       $3.97
--------------------------------------------------------------------------------
Class A Hypothetical        1,000.00         1,020.88        3.97
--------------------------------------------------------------------------------
Class B Actual              1,000.00         1,020.90        8.00
--------------------------------------------------------------------------------
Class B Hypothetical        1,000.00         1,016.91        7.98
--------------------------------------------------------------------------------
Class C Actual              1,000.00         1,021.00        7.80
--------------------------------------------------------------------------------
Class C Hypothetical        1,000.00         1,017.11        7.78

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2006 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          0.79%
--------------------------
Class B          1.59
--------------------------
Class C          1.55

--------------------------------------------------------------------------------


                      22 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  July 31, 2006
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--100.1%
--------------------------------------------------------------------------------------------------------------------------------
ALABAMA--0.2%
$       15,000  AL HFA (Pelican)                                                     6.550%        03/20/2030     $       15,316
--------------------------------------------------------------------------------------------------------------------------------
     1,580,000  AL Space Science Exhibit Finance Authority                           6.000         10/01/2025          1,543,992
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Bessemer, AL Water, Series A                                         5.750         07/01/2026             25,536
--------------------------------------------------------------------------------------------------------------------------------
        55,000  Birmingham, AL Airport Authority                                     5.625         07/01/2026             56,161
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Birmingham, AL Baptist Medical Centers
                (Baptist Health System)                                              5.625         11/15/2015             26,339
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Birmingham, AL Baptist Medical Centers
                (Baptist Health System)                                              5.875         11/15/2024             15,841
--------------------------------------------------------------------------------------------------------------------------------
       125,000  Birmingham, AL Private Educational Building Authority
                (Birmingham-Southern College)                                        6.125         12/01/2025            126,975
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Birmingham, AL Special Care Facilities Financing Authority
                (Children's Hospital of Alabama)                                     5.500         06/01/2022             15,458
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Birmingham, AL Special Care Facilities Financing Authority
                (Daughters of Charity)                                               5.000         11/01/2025             25,269
--------------------------------------------------------------------------------------------------------------------------------
        35,000  Birmingham-Carraway, AL Special Care Facilities
                (Carraway Methodist Hospitals)                                       5.875         08/15/2025             35,403
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Camden, AL Industrial Devel. Board
                (Weyerhaeuser Company), Series A                                     6.125         12/01/2024          1,085,070
--------------------------------------------------------------------------------------------------------------------------------
       130,000  Cooperative District, AL Fort Deposit                                6.000         02/01/2036            134,624
--------------------------------------------------------------------------------------------------------------------------------
       435,000  Greater Montgomery, AL Educational Building Authority
                (Huntingdon College)                                                 5.100         05/01/2016            433,412
--------------------------------------------------------------------------------------------------------------------------------
       115,000  Jefferson County, AL Sewer                                           5.375         02/01/2027            115,725
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Marshall County, AL Health Care Authority                            5.400         02/01/2031             31,492
--------------------------------------------------------------------------------------------------------------------------------
       155,000  McIntosh, AL Industrial Devel. Board
                (CIBA Specialty Chemicals)                                           5.375         06/01/2028            157,344
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Montgomery, AL Medical Clinic Board
                (Jackson Hospital & Clinic)                                          5.875         03/01/2016             51,076
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Montgomery, AL Medical Clinic Board
                (Jackson Hospital & Clinic)                                          6.000         03/01/2026             30,649
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Montgomery, AL Medical Clinic Board
                (Jackson Hospital & Clinic)                                          7.000         03/01/2015             15,032
--------------------------------------------------------------------------------------------------------------------------------
        15,000  West Morgan-East Lawrence, AL Water Authority                        5.625         08/15/2025             15,311
                                                                                                                  --------------
                                                                                                                       3,956,025
--------------------------------------------------------------------------------------------------------------------------------
ALASKA--0.4%
     2,500,000  AK HFC RITES                                                         7.432 1       06/01/2032          2,701,550
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  AK HFC ROLs                                                          8.578 1       12/01/2033          2,086,160
--------------------------------------------------------------------------------------------------------------------------------
       175,000  AK Northern Tobacco Securitization Corp. (TASC)                      5.500         06/01/2029            178,140
--------------------------------------------------------------------------------------------------------------------------------
        15,000  AK Northern Tobacco Securitization Corp. (TASC)                      6.500         06/01/2031             15,761
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Aleutians East Burough, AK (Aleutian Pribilof Islands)               5.500         06/01/2025          1,048,290
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Aleutians East Burough, AK (Aleutian Pribilof Islands)               5.500         06/01/2036          1,036,430
                                                                                                                  --------------
                                                                                                                       7,066,331


                      23 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
ARIZONA--3.1%
$       30,000  Apache County, AZ IDA (Tucson Electric Power Company)                5.875%        03/01/2033     $       30,013
--------------------------------------------------------------------------------------------------------------------------------
        10,000  AZ Health Facilities Authority
                (FMC/SMC Obligated Group)                                            5.250         10/01/2026             10,247
--------------------------------------------------------------------------------------------------------------------------------
       750,000  AZ West Campus Hsg. (Arizona State University)                       6.375         07/01/2022            854,243
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Buckeye, AZ Watson Road Community Facilities District                5.750         07/01/2022          1,026,160
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Buckeye, AZ Watson Road Community Facilities District                6.000         07/01/2030          2,067,040
--------------------------------------------------------------------------------------------------------------------------------
       764,950  Central AZ Irrigation & Drain District, Series A                     6.000         06/01/2013            765,990
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Estrella, AZ Mountain Ranch Community Facilities District            5.625         07/15/2025            200,412
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Estrella, AZ Mountain Ranch Community Facilities District            5.800         07/15/2030            101,005
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Gladden Farms, AZ Community Facilities District 2                    5.500         07/15/2031            250,278
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Glendale, AZ IDA (Midwestern University)                             5.375         05/15/2028             10,305
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Glendale, AZ IDA (Midwestern University)                             6.000         05/15/2026            102,166
--------------------------------------------------------------------------------------------------------------------------------
       800,000  Litchfield, AZ Park Community Facility District                      6.375         07/15/2026            852,728
--------------------------------------------------------------------------------------------------------------------------------
     2,025,000  Maricopa County, AZ IDA (Christian Care Apartments)                  6.500         01/01/2036          2,117,583
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Maricopa County, AZ IDA (Christian Care Mesa II)                     6.625         01/01/2034          2,051,940
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Maricopa County, AZ IDA (Immanuel Campus Care)                       8.500         04/20/2041            500,215
--------------------------------------------------------------------------------------------------------------------------------
        85,000  Maricopa County, AZ IDA (Madera Pointe Apartments)                   5.800         06/01/2015             86,768
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Maricopa County, AZ IDA (Sun King Apartments)                        6.750         11/01/2018          1,365,375
--------------------------------------------------------------------------------------------------------------------------------
     1,260,000  Maricopa County, AZ IDA (Sun King Apartments)                        6.750         05/01/2031          1,078,623
--------------------------------------------------------------------------------------------------------------------------------
        75,000  Maricopa County, AZ Pollution Control Corp.
                (Public Service Company of New Mexico)                               5.750         11/01/2022             75,839
--------------------------------------------------------------------------------------------------------------------------------
        55,000  Maricopa County, AZ Pollution Control Corp.
                (Public Service Company of New Mexico)                               6.300         12/01/2026             56,672
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Merrill Ranch, AZ Community Facilities District No. 1
                Special Assessment Lien                                              5.300         07/01/2030            500,550
--------------------------------------------------------------------------------------------------------------------------------
       400,000  Mesa, AZ IDA (Mesa Student Hsg.)                                     6.000         07/01/2032            414,556
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Mesa, AZ IDA (Mesa Student Hsg.)                                     6.250         07/01/2032             54,186
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Mesa, AZ IDA Student Hsg. (Arizona State University East)            6.000         07/01/2026            215,020
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Peoria, AZ IDA (Sierra Winds)                                        6.375         08/15/2029          3,097,290
--------------------------------------------------------------------------------------------------------------------------------
     5,535,000  Phoenix, AZ IDA (Christian Care)                                     5.500         07/01/2035          5,462,104
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Phoenix, AZ IDA (Summit Apartments)                                  6.550         07/20/2037          1,077,650
--------------------------------------------------------------------------------------------------------------------------------
     1,735,000  Pima County, AZ IDA (Arizona Charter School)                         6.100         07/01/2024          1,782,591
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Pima County, AZ IDA (Arizona Charter School)                         6.300         07/01/2031            515,050
--------------------------------------------------------------------------------------------------------------------------------
     1,570,000  Pima County, AZ IDA (Arizona Charter School)                         6.500         07/01/2023          1,643,052
--------------------------------------------------------------------------------------------------------------------------------
     1,315,000  Pima County, AZ IDA (Arizona Charter School)                         6.750         07/01/2031          1,379,080
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Pima County, AZ IDA (Facility Choice Education
                & Devel. Corp.)                                                      6.250         06/01/2026            503,780
--------------------------------------------------------------------------------------------------------------------------------
       750,000  Pima County, AZ IDA (Facility Choice Education
                & Devel. Corp.)                                                      6.375         06/01/2036            755,910
--------------------------------------------------------------------------------------------------------------------------------
     1,100,000  Pima County, AZ IDA (Noah Webster Basic School)                      6.125         12/15/2034          1,143,681
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Pima County, AZ IDA (P.L.C. Charter Schools)                         6.750         04/01/2036            526,215


                      24 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$      120,000  Pima County, AZ IDA (Paradise Education Center)                      5.875%        06/01/2033     $      117,608
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Pima County, AZ IDA (Paradise Education Center)                      6.000         06/01/2036            248,430
--------------------------------------------------------------------------------------------------------------------------------
     2,845,000  Pima County, AZ IDA (Phoenix Advantage Charter School)               5.600         07/01/2023          2,980,735
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Pinal County, AZ IDA (Florence West Prison)                          5.250         10/01/2021          1,035,390
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Pinal County, AZ IDA (Florence West Prison)                          5.250         10/01/2022          1,037,020
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Quail Creek, AZ Community Facilities District                        5.550         07/15/2030            504,590
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  San Luis, AZ Facility Devel. Corp.
                (Regional Detention Center)                                          7.000         05/01/2020            997,410
--------------------------------------------------------------------------------------------------------------------------------
     1,420,000  Show Low, AZ IDA (Navapache Regional Medical Center)                 5.000         12/01/2025          1,455,571
--------------------------------------------------------------------------------------------------------------------------------
     3,620,000  Show Low, AZ IDA (Navapache Regional Medical Center)                 5.000         12/01/2030          3,691,459
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Show Low, AZ IDA (Navapache Regional Medical Center)                 5.000         12/01/2035          4,066,880
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Verrado, AZ Community Facilities District                            6.500         07/15/2027          5,304,850
--------------------------------------------------------------------------------------------------------------------------------
     1,375,000  Vistancia, AZ Community Facilities District                          5.500         07/15/2020          1,397,798
--------------------------------------------------------------------------------------------------------------------------------
     1,200,000  Vistancia, AZ Community Facilities District                          5.750         07/15/2024          1,229,052
                                                                                                                  --------------
                                                                                                                      56,741,110
--------------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.1%
       100,000  Independence County, AR Hydroelectric Power                          5.300         05/01/2033            101,974
--------------------------------------------------------------------------------------------------------------------------------
       195,000  Pine Bluff, AR IDA (Colt Industries)                                 6.500         02/15/2009            195,343
--------------------------------------------------------------------------------------------------------------------------------
       690,000  Pope County, AR Pollution Control
                (Arkansas Power & Light Company)                                     6.300         11/01/2020            693,278
                                                                                                                  --------------
                                                                                                                         990,595
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--7.2%
     3,255,000  Apple Valley, CA Redevel. Agency Tax Allocation                      5.000         06/01/2035          3,274,400
--------------------------------------------------------------------------------------------------------------------------------
     2,220,000  Beaumont, CA Financing Authority, Series B                           5.875         09/01/2023          2,362,813
--------------------------------------------------------------------------------------------------------------------------------
     7,000,000  CA County Tobacco Securitization Agency                              6.500 3       06/01/2046            565,950
--------------------------------------------------------------------------------------------------------------------------------
     6,000,000  CA County Tobacco Securitization Agency                              6.650 3       06/01/2046            448,320
--------------------------------------------------------------------------------------------------------------------------------
   129,820,000  CA County Tobacco Securitization Agency                              6.700 3       06/01/2050          7,177,748
--------------------------------------------------------------------------------------------------------------------------------
    38,650,000  CA County Tobacco Securitization Agency                              7.550 3       06/01/2055          1,084,906
--------------------------------------------------------------------------------------------------------------------------------
    93,000,000  CA County Tobacco Securitization Agency (TASC)                       6.650 3       06/01/2046          6,696,930
--------------------------------------------------------------------------------------------------------------------------------
     1,200,000  CA GO Fixed Receipts                                                 5.250         02/01/2025          1,260,516
--------------------------------------------------------------------------------------------------------------------------------
     4,700,000  CA GO RITES                                                          6.525 1       02/01/2025          5,648,084
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  CA Golden State Tobacco Securitization Corp. 4                       6.625         06/01/2040          1,673,940
--------------------------------------------------------------------------------------------------------------------------------
    33,195,000  CA Golden State Tobacco Securitization Corp. (TASC)                  5.000         06/01/2045         33,369,274
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  CA Golden State Tobacco Securitization Corp. ROLs 5                  8.568 1       06/01/2045          5,105,100
--------------------------------------------------------------------------------------------------------------------------------
     1,125,000  CA Municipal Finance Authority
                (Cancer Center of Santa Barbara)                                     5.000         06/01/2026          1,152,596
--------------------------------------------------------------------------------------------------------------------------------
     6,000,000  CA Statewide CDA (East Campus Apartments)                            5.625         08/01/2034          6,246,840
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Corona-Norco, CA Unified School District
                Community Facilities District No. 04-1                               5.200         09/01/2036          1,998,400


                      25 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    5,060,000  East Palo Alto, CA Public Finance Authority
                (University Circle Gateway)                                          5.000%        10/01/2029     $    5,170,510
--------------------------------------------------------------------------------------------------------------------------------
       590,000  Independent Cities, CA Lease Finance Authority
                (Morgan Hill-Hacienda Valley)                                        5.950         11/15/2039            617,535
--------------------------------------------------------------------------------------------------------------------------------
     1,200,000  Jurupa, CA Community Services District
                (Eastvale Area) COP 2                                                5.125         09/01/2025          1,197,048
--------------------------------------------------------------------------------------------------------------------------------
     1,270,000  Lake Elsinore, CA Special Tax                                        5.150         09/01/2025          1,281,163
--------------------------------------------------------------------------------------------------------------------------------
     1,195,000  Lake Elsinore, CA Special Tax                                        5.250         09/01/2030          1,205,444
--------------------------------------------------------------------------------------------------------------------------------
     2,450,000  Lake Elsinore, CA Special Tax                                        5.250         09/01/2035          2,448,065
--------------------------------------------------------------------------------------------------------------------------------
     4,900,000  Los Angeles, CA Community Redevel. Agency ROLs                       8.608 1       09/01/2030          5,453,994
--------------------------------------------------------------------------------------------------------------------------------
     4,175,000  Los Angeles, CA Regional Airports Improvement Corp.
                (Delta Airlines) 4                                                   6.350         11/01/2025          3,825,260
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Redding, CA Electric System COP Linked SAVRS & RIBS                  6.368 6       07/01/2022          3,537,780
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Riverside, CA Unified School District                                6.200         09/01/2030             51,641
--------------------------------------------------------------------------------------------------------------------------------
     7,000,000  Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise                6.625         03/01/2018          7,697,620
--------------------------------------------------------------------------------------------------------------------------------
    13,675,000  Southern CA Tobacco Securitization Authority                         6.400 3       06/01/2046          1,116,564
--------------------------------------------------------------------------------------------------------------------------------
    47,250,000  Southern CA Tobacco Securitization Authority                         7.100 3       06/01/2046          3,020,220
--------------------------------------------------------------------------------------------------------------------------------
     1,465,000  Stockton, CA Public Financing Authority, Series A 4                  5.000         09/01/2022          1,508,818
--------------------------------------------------------------------------------------------------------------------------------
     1,450,000  Stockton, CA Public Financing Authority, Series A                    5.000         09/01/2023          1,491,006
--------------------------------------------------------------------------------------------------------------------------------
     1,250,000  Stockton, CA Public Financing Authority, Series A                    5.000         09/01/2024          1,283,325
--------------------------------------------------------------------------------------------------------------------------------
     1,350,000  Stockton, CA Public Financing Authority, Series A                    5.000         09/01/2025          1,383,804
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Stockton, CA Public Financing Authority, Series A                    5.250         09/01/2031          3,132,390
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Stockton, CA Public Financing Authority, Series A                    5.250         09/01/2034          3,125,790
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Temecula, CA Public Financing Authority
                (Roripaugh Community Facilities District)                            5.450         09/01/2026          1,996,260
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Temecula, CA Public Financing Authority
                (Roripaugh Community Facilities District)                            5.500         09/01/2036            991,950
--------------------------------------------------------------------------------------------------------------------------------
     1,160,000  Victor Valley, CA Union High School District                         5.100         09/01/2035          1,141,800
                                                                                                                  --------------
                                                                                                                     130,743,804
--------------------------------------------------------------------------------------------------------------------------------
COLORADO--5.1%
       140,000  Adams & Weld Counties, CO School District (Brighton)                 5.600         12/01/2012            140,804
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Andonea, CO Metropolitan District No. 2                              6.125         12/01/2025            508,115
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Andonea, CO Metropolitan District No. 3                              6.250         12/01/2035          1,017,920
--------------------------------------------------------------------------------------------------------------------------------
     2,800,000  Arista, CO Metropolitan District                                     6.750         12/01/2035          2,975,868
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Beacon Point, CO Metropolitan District                               6.125         12/01/2025            526,070
--------------------------------------------------------------------------------------------------------------------------------
     4,735,000  Broomfield, CO Village Metropolitan District No. 2                   6.250         12/01/2032          4,731,449
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Central Marksheffel, CO Metropolitan District                        7.250         12/01/2029          1,069,430
--------------------------------------------------------------------------------------------------------------------------------
       500,000  CO Educational & Cultural Facilities Authority
                (Banning Lewis Ranch Academy)                                        6.125         12/15/2035            509,175
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  CO Educational & Cultural Facilities Authority
                (Inn at Auraria)                                                     6.000         07/01/2042          4,895,100


                      26 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$       10,000  CO Health Facilities Authority (Denver Options)                      5.375%        02/01/2022     $       10,292
--------------------------------------------------------------------------------------------------------------------------------
        30,000  CO Health Facilities Authority (Denver Options)                      5.625         02/01/2032             31,118
--------------------------------------------------------------------------------------------------------------------------------
     2,560,000  CO Health Facilities Authority (Longmont United Hospital)            5.000         12/01/2030          2,608,486
--------------------------------------------------------------------------------------------------------------------------------
        30,000  CO Health Facilities Authority
                (Northern Colorado Medical Center)                                   6.000         05/15/2020             31,802
--------------------------------------------------------------------------------------------------------------------------------
     2,270,000  CO Health Facilities Authority RITES                                 8.432 1       03/01/2022          2,752,420
--------------------------------------------------------------------------------------------------------------------------------
       500,000  CO International Center Metropolitan District No. 3                  6.500         12/01/2035            514,530
--------------------------------------------------------------------------------------------------------------------------------
        65,000  Colorado Springs, CO Utilities                                       5.750         11/15/2023             65,346
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Colorado Springs, CO Utilities                                       5.750         11/15/2023             50,272
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Colorado Springs, CO Utilities                                       5.750         11/15/2025            100,524
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Crystal Crossing, CO Metropolitan District                           6.000         12/01/2036            503,205
--------------------------------------------------------------------------------------------------------------------------------
       815,000  Denver, CO City & County Airport 4                                   5.500         11/15/2025            826,394
--------------------------------------------------------------------------------------------------------------------------------
     6,460,000  Denver, CO City & County Airport                                     5.500         11/15/2025          6,550,311
--------------------------------------------------------------------------------------------------------------------------------
    12,500,000  Denver, CO Convention Center Hotel Authority                         5.000         12/01/2035         12,857,750
--------------------------------------------------------------------------------------------------------------------------------
       115,000  Denver, CO Health & Hospital Authority, Series A                     5.375         12/01/2028            117,344
--------------------------------------------------------------------------------------------------------------------------------
       800,000  Denver, CO Urban Renewal Authority                                   9.125         09/01/2017            811,312
--------------------------------------------------------------------------------------------------------------------------------
     5,540,000  Eagle Bend, CO Metropolitan District                                 5.000         12/01/2035          5,624,263
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Elkhorn Ranch, CO Metropolitan District                              6.375         12/01/2035          1,036,160
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Fort Collins, CO Pollution Control
                (Anheuser-Busch Companies)                                           6.000         09/01/2031             15,170
--------------------------------------------------------------------------------------------------------------------------------
       500,000  High Plains, CO Metropolitan District                                6.250         12/01/2035            527,980
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Huntington Trails, CO Metropolitan District                          6.250         12/01/2036            503,960
--------------------------------------------------------------------------------------------------------------------------------
     1,200,000  Kiowa, CO Water & Sewer                                              5.500         12/01/2030          1,178,580
--------------------------------------------------------------------------------------------------------------------------------
       100,000  La Plata County, CO School District No. 9-R (Durango)                5.250         11/01/2017            100,330
--------------------------------------------------------------------------------------------------------------------------------
        35,000  Municipal SubDistrict Northern CO
                Water Conservancy District                                           5.250         12/01/2015             35,949
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Murphy Creek, CO Metropolitan District No. 3                         6.000         12/01/2026          1,051,310
--------------------------------------------------------------------------------------------------------------------------------
     2,850,000  Murphy Creek, CO Metropolitan District No. 3 4                       6.125         12/01/2035          3,011,453
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Northwest CO Metropolitan District No. 3                             6.125         12/01/2025          1,045,430
--------------------------------------------------------------------------------------------------------------------------------
     1,875,000  Northwest CO Metropolitan District No. 3                             6.250         12/01/2035          1,960,256
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Park Creek, CO Metropolitan District                                 5.500         12/01/2030          2,066,320
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Park Creek, CO Metropolitan District                                 5.500         12/01/2037          5,135,900
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  SBC Metropolitan, CO District                                        5.000         12/01/2020          2,037,960
--------------------------------------------------------------------------------------------------------------------------------
     2,250,000  SBC Metropolitan, CO District                                        5.000         12/01/2025          2,269,058
--------------------------------------------------------------------------------------------------------------------------------
     1,440,000  SBC Metropolitan, CO District                                        5.000         12/01/2029          1,442,563
--------------------------------------------------------------------------------------------------------------------------------
     5,330,000  SBC Metropolitan, CO District                                        5.000         12/01/2034          5,279,418
--------------------------------------------------------------------------------------------------------------------------------
       190,000  Silver Dollar, CO Metropolitan District                              5.100         12/01/2030            193,219
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Southlands, CO Medical District                                      7.000         12/01/2024          1,096,650
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Southlands, CO Medical District                                      7.125         12/01/2034          4,391,600
--------------------------------------------------------------------------------------------------------------------------------
     2,695,000  Tower, CO Metropolitan District                                      5.000         12/01/2029          2,744,130


                      27 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$    1,000,000  Wheatlands, CO Metropolitan District                                 6.000%        12/01/2025     $    1,036,400
--------------------------------------------------------------------------------------------------------------------------------
     4,250,000  Woodmen Heights, CO Metropolitan District                            7.000         12/01/2030          4,377,883
                                                                                                                  --------------
                                                                                                                      92,366,979
--------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--2.0%
       955,000  CT Devel. Authority Pollution Control
                (Connecticut Light & Power Company)                                  5.850         09/01/2028            998,949
--------------------------------------------------------------------------------------------------------------------------------
     3,465,000  CT Devel. Authority Pollution Control
                (Western Massachusetts Electric Company)                             5.850         09/01/2028          3,624,459
--------------------------------------------------------------------------------------------------------------------------------
        85,000  CT H&EFA (3030 Park Fairfield Health Center)                         6.000         11/01/2015             87,047
--------------------------------------------------------------------------------------------------------------------------------
       660,000  CT H&EFA (Bridgeport Hospital)                                       5.375         07/01/2025            673,794
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  CT H&EFA (Bridgeport Hospital)                                       6.625         07/01/2018          1,002,400
--------------------------------------------------------------------------------------------------------------------------------
        15,000  CT H&EFA (Bridgeport Hospital/Bridgeport
                Hospital Foundation Obligated Group)                                 5.250         07/01/2015             15,312
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  CT H&EFA (Canterbury School)                                         5.000         07/01/2036          1,015,990
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  CT H&EFA (Eastern Connecticut Health Network)                        5.000         07/01/2025          3,083,520
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  CT H&EFA (Eastern Connecticut Health Network)                        5.125         07/01/2030          5,158,650
--------------------------------------------------------------------------------------------------------------------------------
       610,000  CT H&EFA (New Britain General Hospital), Series B                    6.000         07/01/2024            621,084
--------------------------------------------------------------------------------------------------------------------------------
     1,125,000  CT H&EFA (St. Camillus Health Center)                                6.250         11/01/2018          1,137,814
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  CT H&EFA (St. Joseph's Manor)                                        6.250         11/01/2016          3,024,990
--------------------------------------------------------------------------------------------------------------------------------
     4,430,000  CT H&EFA (University of Hartford)                                    5.250         07/01/2036          4,622,971
--------------------------------------------------------------------------------------------------------------------------------
        60,000  CT HFA                                                               5.600         06/15/2017             61,704
--------------------------------------------------------------------------------------------------------------------------------
     1,250,000  Mashantucket, CT Western Pequot Tribe, Series B                      5.500         09/01/2036          1,291,963
--------------------------------------------------------------------------------------------------------------------------------
     9,900,000  Mashantucket, CT Western Pequot Tribe, Series B                      5.750         09/01/2027         10,107,801
                                                                                                                  --------------
                                                                                                                      36,528,448
--------------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.4%
     4,000,000  Bridgeville, DE Special Obligation (Heritage Shores)                 5.450         07/01/2035          3,956,720
--------------------------------------------------------------------------------------------------------------------------------
       255,000  DE EDA (General Motors Corp.)                                        5.600         04/01/2009            249,316
--------------------------------------------------------------------------------------------------------------------------------
     1,100,000  Kent County, DE Student Hsg.
                (DE State University Student Hsg. Foundation)                        5.000         07/01/2025          1,115,389
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Kent County, DE Student Hsg.
                (DE State University Student Hsg. Foundation)                        5.000         07/01/2030          1,009,400
                                                                                                                  --------------
                                                                                                                       6,330,825
--------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.2%
     2,000,000  District of Columbia Friendship Public Charter School                5.250         06/01/2033          2,037,780
--------------------------------------------------------------------------------------------------------------------------------
       130,000  District of Columbia Hospital
                (MH/NRH/MEDE/MRI/MLTCC/MCAS Obligated Group)                         5.750         08/15/2026            132,791
--------------------------------------------------------------------------------------------------------------------------------
       610,000  District of Columbia Tobacco Settlement Financing Corp.              6.750         05/15/2040            663,113
                                                                                                                  --------------
                                                                                                                       2,833,684


                      28 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
FLORIDA--14.6%
$      700,000  Amelia Walk, FL Community Devel. District
                Special Assessment                                                   5.500%        05/01/2037     $      704,928
--------------------------------------------------------------------------------------------------------------------------------
     1,200,000  Arlington Ridge, FL Community Devel. District                        5.500         05/01/2036          1,207,752
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Auburndale, FL Water & Sewer                                         5.250         12/01/2025             20,297
--------------------------------------------------------------------------------------------------------------------------------
       325,000  Avelar Creek, FL Community Devel. District                           5.375         05/01/2036            324,012
--------------------------------------------------------------------------------------------------------------------------------
     1,990,000  Bartram Park, FL Community Devel. District                           5.300         05/01/2035          1,999,612
--------------------------------------------------------------------------------------------------------------------------------
     1,900,000  Bay Laurel Center, FL Community Devel. District                      5.450         05/01/2037          1,914,839
--------------------------------------------------------------------------------------------------------------------------------
       145,000  Bay, FL Medical Center                                               5.650         10/01/2026            148,236
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Baywinds, FL Community Devel. District                               5.250         05/01/2037            246,413
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Beacon, FL Tradeport Community Devel. District                       7.250         05/01/2033          2,156,600
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Broward County, FL Educational Facilities Authority
                (Nova Southeastern University)                                       5.625         04/01/2034             25,948
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Broward County, FL Professional Sports Facilities
                (Civic Arena)                                                        5.700         09/01/2016             25,291
--------------------------------------------------------------------------------------------------------------------------------
        90,000  Cape Coral, FL Health Facilities Authority (Gulf Care)               5.625         10/01/2027             93,181
--------------------------------------------------------------------------------------------------------------------------------
       130,000  Cape Coral, FL Health Facilities Authority (Gulf Care)               6.000         10/01/2025            132,795
--------------------------------------------------------------------------------------------------------------------------------
       560,000  Cascades, FL Groveland Community Devel. District                     5.300         05/01/2036            556,220
--------------------------------------------------------------------------------------------------------------------------------
       355,000  Clearwater, FL Hsg. Authority (Hamptons at Clearwater)               5.350         05/01/2024            363,793
--------------------------------------------------------------------------------------------------------------------------------
     3,655,000  Concorde Estates, FL Community Devel. District                       5.850         05/01/2035          3,816,076
--------------------------------------------------------------------------------------------------------------------------------
     2,700,000  Cordoba Ranch, FL Community Devel. District
                Special Assessment                                                   5.550         05/01/2037          2,731,158
--------------------------------------------------------------------------------------------------------------------------------
       400,000  Crestview II, FL Community Devel. District
                Special Assessment                                                   5.600         05/01/2037            400,408
--------------------------------------------------------------------------------------------------------------------------------
       175,000  Dade County, FL Aviation (Miami International Airport) 4             5.600         10/01/2026            178,896
--------------------------------------------------------------------------------------------------------------------------------
     1,820,000  Dade County, FL IDA (Miami Cerebral Palsy Residence)                 8.000         06/01/2022          1,850,703
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Dade County, FL Water & Sewer System                                 5.250         10/01/2026            102,199
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Destin, FL Community Redevel. Agency (Town Center Area)              5.300         05/01/2027             25,316
--------------------------------------------------------------------------------------------------------------------------------
     1,955,000  Double Branch, FL Special Assessment
                Community Devel. District                                            6.700         05/01/2034          2,137,851
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  East Homestead, FL Community Devel. District                         5.000         05/01/2011          1,005,590
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  East Homestead, FL Community Devel. District                         5.375         05/01/2036            998,440
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  East Homestead, FL Community Devel. District                         5.450         11/01/2036          1,511,715
--------------------------------------------------------------------------------------------------------------------------------
       960,000  Fiddlers Creek, FL Community Devel. District                         5.875         05/01/2021          1,004,563
--------------------------------------------------------------------------------------------------------------------------------
     2,550,000  FL Capital Trust Agency (American Opportunity)                       5.875         06/01/2038          2,504,712
--------------------------------------------------------------------------------------------------------------------------------
    10,000,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                   5.300         07/01/2035         10,007,400
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                   5.350         07/01/2040          4,986,550
--------------------------------------------------------------------------------------------------------------------------------
     6,000,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                   6.000         07/01/2040          5,918,340
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                   8.000         07/01/2040          1,973,340
--------------------------------------------------------------------------------------------------------------------------------
     1,200,000  FL Capital Trust Agency (Seminole Tribe Convention)                  8.950         10/01/2033          1,479,360
--------------------------------------------------------------------------------------------------------------------------------
       955,000  FL Capital Trust Agency Multifamily Affordable Hsg.,
                Series C                                                             8.125         10/01/2038            995,301


                      29 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      245,000  FL Gateway Services Community Devel. District
                (Sun City Center)                                                    6.500%        05/01/2033     $      263,559
--------------------------------------------------------------------------------------------------------------------------------
       950,000  FL Principal One Community Devel. District                           5.650         05/01/2035            962,341
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Forest Creek, FL Community Devel. District                           5.450         05/01/2036          5,018,550
--------------------------------------------------------------------------------------------------------------------------------
         5,000  Gainesville, FL Utilities System                                     5.200         10/01/2026              5,112
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Glades, FL Correctional Devel. Corp.
                (Glades County Detention)                                            7.375         03/01/2030          4,982,900
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Heritage Bay, FL Community Devel. District                           5.500         05/01/2036          4,023,440
--------------------------------------------------------------------------------------------------------------------------------
       975,000  Heritage Harbour South, FL Community Devel. District                 6.500         05/01/2034          1,049,432
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Hialeah, FL Hsg. Authority                                           5.800         06/20/2033             10,516
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Highlands County, FL Health Facilities Authority
                (Adventist)                                                          5.250         11/15/2028             10,189
--------------------------------------------------------------------------------------------------------------------------------
     6,000,000  Highlands, FL Community Devel. District                              5.550         05/01/2036          6,076,140
--------------------------------------------------------------------------------------------------------------------------------
       750,000  Hillsborough County, FL IDA (Senior Care Group)                      6.750         07/01/2029            762,608
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Hillsborough County, FL IDA (Tampa General Hospital)                 5.400         10/01/2028             26,150
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Hillsborough County, FL IDA
                (University Community Hospital)                                      5.625         08/15/2023          3,111,990
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Hillsborough County, FL School Board COP                             5.375         07/01/2021             10,334
--------------------------------------------------------------------------------------------------------------------------------
     1,600,000  Islands at Doral, FL Southwest Community Devel. District             6.375         05/01/2035          1,715,328
--------------------------------------------------------------------------------------------------------------------------------
       145,000  Jacksonville, FL Electric Authority                                  5.000         10/01/2031            145,062
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Jacksonville, FL Electric Authority (St. Johns River)                5.375         10/01/2016            100,949
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Jacksonville, FL Electric Authority (Water & Sewer)                  5.250         10/01/2039             10,349
--------------------------------------------------------------------------------------------------------------------------------
     1,875,000  Jacksonville, FL Electric Authority RITES                            4.897 1       10/01/2022          1,877,925
--------------------------------------------------------------------------------------------------------------------------------
        35,000  Jacksonville, FL Health Facilities Authority
                (Daughters of Charity Health Services of Austin)                     5.250         08/15/2027             35,798
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Jacksonville, FL Pollution Control
                (Anheuser-Busch Companies)                                           5.700         08/01/2031            101,092
--------------------------------------------------------------------------------------------------------------------------------
     2,935,000  Keys Cove, FL Community Devel. District                              5.500         05/01/2036          2,953,960
--------------------------------------------------------------------------------------------------------------------------------
     1,205,000  Keys Cove, FL Community Devel. District                              5.875         05/01/2035          1,257,574
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Lake County, FL School Board COP RITES                               6.560 1       06/01/2030          2,776,100
--------------------------------------------------------------------------------------------------------------------------------
     4,500,000  Lee County, FL IDA (Cypress Cove Healthpark)                         6.750         10/01/2032          4,814,550
--------------------------------------------------------------------------------------------------------------------------------
     2,185,000  Lucaya, FL Community Devel. District                                 5.375         05/01/2035          2,168,984
--------------------------------------------------------------------------------------------------------------------------------
       600,000  Madison County, FL Mtg. (Twin Oaks)                                  6.000         07/01/2025            617,142
--------------------------------------------------------------------------------------------------------------------------------
        85,000  Marion County, FL Hospital District
                (Munroe Regional Medical Center)                                     5.625         10/01/2024             87,938
--------------------------------------------------------------------------------------------------------------------------------
     1,925,000  Marsh Harbor, FL Community Devel. District, Series A                 5.450         05/01/2036          1,938,802
--------------------------------------------------------------------------------------------------------------------------------
     3,050,000  Mediterranea, FL Community Devel. District
                Special Assessment                                                   5.600         05/01/2037          3,102,887
--------------------------------------------------------------------------------------------------------------------------------
     2,390,000  Miami Beach, FL Health Facilities Authority
                (Mt. Sinai Medical Center)                                           6.800         11/15/2031          2,628,737


                      30 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    2,500,000  Midtown Miami, FL Community Devel. District
                Special Assessment                                                   6.500%        05/01/2037     $    2,754,275
--------------------------------------------------------------------------------------------------------------------------------
       150,000  Mira Lago West, FL Community Devel. District                         5.375         05/01/2036            149,766
--------------------------------------------------------------------------------------------------------------------------------
     1,430,000  Miromar Lakes, FL Community Devel. District                          6.875         05/01/2035          1,581,394
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Monterra, FL Community Devel. District
                Special Assessment                                                   5.125         11/01/2014          1,004,530
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  New Port Tampa Bay, FL Community Devel. District                     5.300         11/01/2012          1,005,140
--------------------------------------------------------------------------------------------------------------------------------
     4,260,000  New Port Tampa Bay, FL Community Devel. District                     5.875         05/01/2038          4,303,622
--------------------------------------------------------------------------------------------------------------------------------
     7,940,000  Oakland, FL Charter School                                           6.950         12/01/2032          8,209,960
--------------------------------------------------------------------------------------------------------------------------------
       300,000  Orange County, FL Health Facilities Authority
                (GF Orlando/CFGH Obligated Group)                                    8.875         07/01/2021            333,501
--------------------------------------------------------------------------------------------------------------------------------
       800,000  Orange County, FL Health Facilities Authority
                (GF Orlando/CFGH Obligated Group)                                    9.000         07/01/2031            881,840
--------------------------------------------------------------------------------------------------------------------------------
     1,250,000  Palm Bay, FL Educational Facilities (Patriot Charter School)         7.000         07/01/2036          1,332,738
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Palm Beach County, FL Health Facilities Authority
                (Adult Community Services)                                           5.625         11/15/2020             25,559
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Palm Beach County, FL Health Facilities Authority
                (Boca Raton Community Hospital)                                      5.500         12/01/2021             30,910
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Palm Beach County, FL Health Facilities Authority
                (Boca Raton Community Hospital)                                      5.625         12/01/2031             25,899
--------------------------------------------------------------------------------------------------------------------------------
       195,000  Palm Beach County, FL Multifamily (Boynton Apartments) 7             8.000         01/01/2014            128,158
--------------------------------------------------------------------------------------------------------------------------------
     2,125,000  Palm Coast Park, FL Community Devel. District
                Special Assessment                                                   5.700         05/01/2037          2,138,600
--------------------------------------------------------------------------------------------------------------------------------
       325,000  Palm Glades, FL Community Devel. District                            5.300         05/01/2036            325,413
--------------------------------------------------------------------------------------------------------------------------------
     2,910,000  Parkway Center, FL Community Devel. District, Series A               6.125         05/01/2024          3,095,978
--------------------------------------------------------------------------------------------------------------------------------
     2,205,000  Parkway Center, FL Community Devel. District, Series A               6.300         05/01/2034          2,345,657
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Pinellas County, FL Educational Facilities Authority
                (Barry University)                                                   5.375         10/01/2028             51,256
--------------------------------------------------------------------------------------------------------------------------------
     7,910,000  Pinellas County, FL Educational Facilities Authority
                (Eckerd College)                                                     5.250         10/01/2029          8,209,314
--------------------------------------------------------------------------------------------------------------------------------
       750,000  Portico, FL Community Devel. District                                5.450         05/01/2037            755,858
--------------------------------------------------------------------------------------------------------------------------------
     9,000,000  Quarry, FL Community Devel. District                                 5.250         05/01/2016          9,016,290
--------------------------------------------------------------------------------------------------------------------------------
       800,000  Quarry, FL Community Devel. District                                 5.250         05/01/2036            800,688
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Quarry, FL Community Devel. District                                 5.500         05/01/2036          2,514,650
--------------------------------------------------------------------------------------------------------------------------------
    11,500,000  Renaissance Commons, FL Community Devel. District,
                Series A                                                             5.600         05/01/2036         11,766,340
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Reunion East, FL Community Devel. District                           5.800         05/01/2036            258,063
--------------------------------------------------------------------------------------------------------------------------------
     6,025,000  Reunion East, FL Community Devel. District, Series A                 7.375         05/01/2033          6,689,497
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Reunion West, FL Community Devel. District
                Special Assessment                                                   6.250         05/01/2036          2,635,225
--------------------------------------------------------------------------------------------------------------------------------
       275,000  Santa Rosa Bay, FL Bridge Authority                                  6.250         07/01/2028            280,836
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Shingle Creek, FL Community Devel. District                          6.100         05/01/2025          2,006,480


                      31 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    1,750,000  Shingle Creek, FL Community Devel. District                          6.125%        05/01/2037     $    1,743,315
--------------------------------------------------------------------------------------------------------------------------------
     1,305,000  Sonoma Bay, FL Community Devel. District, Series A                   5.450         05/01/2036          1,314,357
--------------------------------------------------------------------------------------------------------------------------------
        75,000  South Lake County, FL Hospital District
                (Orlando Regional Healthcare System)                                 5.800         10/01/2034             77,759
--------------------------------------------------------------------------------------------------------------------------------
       100,000  South Miami, FL Health Facilities Authority
                (BHM/BHSSF/HHI/SMH/SMHS Obligated Group)                             5.375         10/01/2016            101,381
--------------------------------------------------------------------------------------------------------------------------------
     1,280,000  South-Dade, FL Venture Community Devel. District                     6.125         05/01/2034          1,355,341
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  St. John's Forest, FL Community Devel. District, Series A            6.125         05/01/2034          3,158,250
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Stonebrier, FL Community Devel. District                             5.500         05/01/2037          1,006,360
--------------------------------------------------------------------------------------------------------------------------------
       945,000  Stonegate, FL Community Devel. District                              6.000         05/01/2024          1,006,746
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Stonegate, FL Community Devel. District                              6.125         05/01/2034          1,053,130
--------------------------------------------------------------------------------------------------------------------------------
       780,000  Summerville, FL Community Devel. District                            5.500         05/01/2036            785,039
--------------------------------------------------------------------------------------------------------------------------------
    14,290,000  Tampa, FL (University of Tampa)                                      5.000         04/01/2035         14,723,273
--------------------------------------------------------------------------------------------------------------------------------
     4,940,000  Town Center, FL at Palm Coast Community Devel. District              6.000         05/01/2036          5,101,538
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Verandah East, FL Community Devel. District                          5.400         05/01/2037          2,535,550
--------------------------------------------------------------------------------------------------------------------------------
       600,000  Verano Center, FL Community Devel. District                          5.375         05/01/2037            600,984
--------------------------------------------------------------------------------------------------------------------------------
     1,790,000  Villa Portofino West, FL Community Devel. District                   5.350         05/01/2036          1,790,519
--------------------------------------------------------------------------------------------------------------------------------
       900,000  Village, FL Community Devel. District No. 5, Series A                6.100         05/01/2034            944,892
--------------------------------------------------------------------------------------------------------------------------------
       815,000  Village, FL Community Devel. District No. 5, Series A                6.500         05/01/2033            875,775
--------------------------------------------------------------------------------------------------------------------------------
     1,600,000  Villages of Westport, FL Community Devel. District                   5.700         05/01/2035          1,622,640
--------------------------------------------------------------------------------------------------------------------------------
     1,660,000  Volusia County, FL Educational Facility Authority
                (Embry-Riddle Aeronautical University)                               5.000         10/15/2025          1,701,118
--------------------------------------------------------------------------------------------------------------------------------
       170,000  Volusia County, FL Educational Facility Authority
                (Embry-Riddle Aeronautical University)                               5.000         10/15/2035            172,938
--------------------------------------------------------------------------------------------------------------------------------
     2,550,000  Volusia County, FL Educational Facility Authority ROLs               8.568 1       10/15/2013          2,802,654
--------------------------------------------------------------------------------------------------------------------------------
     7,900,000  Volusia County, FL Educational Facility Authority ROLs               8.568 1       10/15/2035          8,446,048
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Watergrass, FL Community Devel. District                             4.875         11/01/2010          2,001,820
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Waters Edge, FL Community Devel. District                            5.300         05/01/2036          5,005,250
--------------------------------------------------------------------------------------------------------------------------------
     4,265,000  Wentworth Estates, FL Community Devel. District                      5.125         11/01/2012          4,283,681
--------------------------------------------------------------------------------------------------------------------------------
     3,525,000  Wentworth Estates, FL Community Devel. District                      5.625         05/01/2037          3,563,493
--------------------------------------------------------------------------------------------------------------------------------
       500,000  West Villages, FL Improvement District                               5.500         05/01/2037            503,230
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  West Villages, FL Improvement District                               5.800         05/01/2036          3,079,470
--------------------------------------------------------------------------------------------------------------------------------
     6,000,000  Westside FL Community Devel. District                                5.650         05/01/2037          6,084,180
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Winter Garden Village at Fowler Groves, FL
                Community Devel. District Special Tax                                5.650         05/01/2037            510,280
--------------------------------------------------------------------------------------------------------------------------------
     2,800,000  World Commerce, FL Community Devel. District
                Special Assessment                                                   6.500         05/01/2036          2,962,820
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Zephyr Ridge, FL Community Devel. District                           5.250         05/01/2013            500,575
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Zephyr Ridge, FL Community Devel. District                           5.625         05/01/2037          1,008,150
                                                                                                                  --------------
                                                                                                                     263,274,266


                      32 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
GEORGIA--3.3%
$   13,410,000  Athens, GA Area Facilities Corp. COP (GA Dept. of Labor)             5.000%        06/15/2037     $   13,327,797
--------------------------------------------------------------------------------------------------------------------------------
    13,000,000  Atlanta, GA Devel. Authority Student Hsg.
                (ADA/CAU Partners)                                                   6.000         07/01/2036         14,000,870
--------------------------------------------------------------------------------------------------------------------------------
     3,905,000  Atlanta, GA Devel. Authority Student Hsg.
                (ADA/CAU Partners)                                                   6.250         07/01/2024          4,320,922
--------------------------------------------------------------------------------------------------------------------------------
     2,470,000  Atlanta, GA Devel. Authority Student Hsg.
                (ADA/CAU Partners)                                                   6.250         07/01/2036          2,714,184
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Atlanta, GA Tax Allocation (Eastside)                                5.400         01/01/2020          1,016,580
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Atlanta, GA Tax Allocation (Eastside)                                5.600         01/01/2030          2,548,525
--------------------------------------------------------------------------------------------------------------------------------
     1,235,000  Atlanta, GA Tax Allocation (Princeton Lakes)                         5.500         01/01/2031          1,239,891
--------------------------------------------------------------------------------------------------------------------------------
        45,000  Clarke County, GA Hospital Authority
                (Athens Regional Medical Center)                                     5.000         01/01/2027             45,105
--------------------------------------------------------------------------------------------------------------------------------
        45,000  Clarke County, GA Hospital Authority
                (Athens Regional Medical Center)                                     5.250         01/01/2029             46,418
--------------------------------------------------------------------------------------------------------------------------------
        20,000  De Kalb County, GA Devel. Authority
                (General Motors Corp.)                                               6.000         03/15/2021             20,004
--------------------------------------------------------------------------------------------------------------------------------
     9,745,000  De Kalb County, GA Devel. Authority Public Purpose                   5.500         12/10/2023          9,894,196
--------------------------------------------------------------------------------------------------------------------------------
       995,000  De Kalb County, GA Hsg. Authority
                (Alternative Hsg. Snapwoods)                                         5.500         12/20/2032          1,019,437
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Fulton County, GA Residential Care Facilities
                (Canterbury Court)                                                   6.125         02/15/2034          2,048,080
--------------------------------------------------------------------------------------------------------------------------------
        25,000  GA HFA (Hunters Grove)                                               5.850         01/01/2017             25,624
--------------------------------------------------------------------------------------------------------------------------------
     2,815,000  GA Municipal Electric Authority RITES                               12.421 1       01/01/2017          4,624,088
--------------------------------------------------------------------------------------------------------------------------------
       500,000  GA Municipal Electric Authority, Series X                            6.500         01/01/2012            541,060
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Gainesville & Hall County, GA Hospital Authority
                (Northeast Georgia Health Systems)                                   5.500         05/15/2031             51,489
--------------------------------------------------------------------------------------------------------------------------------
       280,000  Gordon County, GA Hospital Authority
                (AHS-Sunbelt/AHS-GA Obligated Group)                                 5.750         11/15/2025            285,998
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Gwinnett County, GA Hospital Authority
                (Gwinnett Hospital System)                                           5.000         09/01/2019             15,009
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Private Colleges & University Authority, GA
                (Mercer University)                                                  5.375         10/01/2029            101,978
--------------------------------------------------------------------------------------------------------------------------------
         5,000  Private Colleges & University Authority, GA
                (Mercer University)                                                  5.375         06/01/2031              5,091
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Savannah, GA EDA (Skidway Health & Living Services)                  7.400         01/01/2024            525,180
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Savannah, GA EDA (Stone Container Corp.)                             8.125         07/01/2015          1,021,890
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Savannah, GA EDA (University Financing Foundation)                   6.750         11/15/2020             32,871
--------------------------------------------------------------------------------------------------------------------------------
       125,000  Savannah, GA EDA (University Financing Foundation)                   6.750         11/15/2031            136,809
                                                                                                                  --------------
                                                                                                                      59,609,096
--------------------------------------------------------------------------------------------------------------------------------
HAWAII--0.6%
        70,000  Hawaii County, HI Improvement District No. 17
                (Kaloko Subdivision)                                                 7.375         08/01/2011             72,654


                      33 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
HAWAII Continued
$    5,000,000  HI Airports System RITES                                             7.454% 1      07/01/2020     $    5,779,150
--------------------------------------------------------------------------------------------------------------------------------
     4,200,000  HI Dept. of Budget & Finance Special Purpose
                (Kahala Nui)                                                         8.000         11/15/2033          4,834,074
--------------------------------------------------------------------------------------------------------------------------------
       500,000  HI Dept. of Budget & Finance Special Purpose
                (Kahala Senior Living Community)                                     7.875         11/15/2023            575,105
--------------------------------------------------------------------------------------------------------------------------------
       125,000  HI Hsg. Finance & Devel. Corp. (Single Family Mtg.)                  5.450         07/01/2017            128,603
                                                                                                                  --------------
                                                                                                                      11,389,586
--------------------------------------------------------------------------------------------------------------------------------
    IDAHO--1.8%
     2,500,000  ID Health Facilities Authority ROLs                                  8.488 1       09/01/2035          2,607,400
--------------------------------------------------------------------------------------------------------------------------------
     1,780,000  ID Health Facilities Authority ROLs                                  8.488 1       09/01/2035          1,856,469
--------------------------------------------------------------------------------------------------------------------------------
        20,000  ID Hsg. Agency (Multifamily Hsg.)                                    6.700         07/01/2024             20,020
--------------------------------------------------------------------------------------------------------------------------------
     1,900,000  Madison County, ID Hospital (COP)                                    5.250         09/01/2037          1,927,854
--------------------------------------------------------------------------------------------------------------------------------
    16,855,000  Nez Perce County, ID Pollution Control (Potlatch Corp.)              6.000         10/01/2024         17,148,614
--------------------------------------------------------------------------------------------------------------------------------
     5,360,000  Pocatello, ID Devel. Authority Revenue Allocation
                Tax Increment, Series A                                              6.000         08/01/2028          5,317,978
--------------------------------------------------------------------------------------------------------------------------------
     2,980,000  Twin Falls, ID Urban Renewal Agency, Series A                        5.450         08/01/2022          2,947,101
                                                                                                                  --------------
                                                                                                                      31,825,436
--------------------------------------------------------------------------------------------------------------------------------
 ILLINOIS--9.1%
     1,825,000  Bedford Park, IL Tax                                                 5.125         12/30/2018          1,807,571
--------------------------------------------------------------------------------------------------------------------------------
        75,000  Bryant, IL Pollution Control (Central Illinois Light Company)        5.900         08/01/2023             75,197
--------------------------------------------------------------------------------------------------------------------------------
       355,000  Carol Stream, IL Tax (Geneva Crossing)                               5.000         12/30/2021            348,809
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Cary, IL Special Tax (Special Service Area No. 1)                    5.000         03/01/2030          1,009,440
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Cary, IL Special Tax (Special Service Area No. 2)                    5.000         03/01/2030          2,018,880
--------------------------------------------------------------------------------------------------------------------------------
        65,000  Chicago, IL Board of Education (Chicago School Reform)               5.250         12/01/2030             67,058
--------------------------------------------------------------------------------------------------------------------------------
     1,515,000  Chicago, IL GO 4                                                     5.125         01/01/2025          1,533,195
--------------------------------------------------------------------------------------------------------------------------------
    10,030,000  Chicago, IL Midway Airport                                           5.500         01/01/2029         10,193,790
--------------------------------------------------------------------------------------------------------------------------------
    31,245,000  Chicago, IL O'Hare International Airport
                (American Airlines)                                                  8.200         12/01/2024         32,088,615
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Chicago, IL O'Hare International Airport
                (Passenger Facility Charge)                                          5.625         01/01/2014             51,066
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Chicago, IL Tax (Pilsen Redevel.)                                    6.750         06/01/2022          5,216,850
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Chicago, IL Waterworks                                               5.000         11/01/2025             50,837
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Cook County, IL (Jewish Federation)                                  6.000         08/15/2022             20,432
--------------------------------------------------------------------------------------------------------------------------------
     2,400,000  Cook County, IL Community School District GO                         7.125         06/01/2024          3,006,816
--------------------------------------------------------------------------------------------------------------------------------
     1,125,000  Cortland, IL Special Tax (Sheaffer System)                           5.500         03/01/2017          1,126,283
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Deerfield, IL Educational Facilities
                (Chicagoland Jewish High School)                                     6.000         05/01/2041            503,795
--------------------------------------------------------------------------------------------------------------------------------
       270,000  Du Page County, IL Special Service Area No. 31
                Special Tax (Monarch Landing)                                        5.400         03/01/2016            271,110
--------------------------------------------------------------------------------------------------------------------------------
       320,000  Du Page County, IL Special Service Area No. 31
                Special Tax (Monarch Landing)                                        5.625         03/01/2036            321,818


                      34 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$      130,000  IL Devel. Finance Authority Pollution Control
                (Central Illinois Public Service Company)                            5.700%        08/15/2026     $      130,179
--------------------------------------------------------------------------------------------------------------------------------
    12,250,000  IL Devel. Finance Authority Pollution Control
                (Central Illinois Public Service Company)                            5.950         08/15/2026         12,443,918
--------------------------------------------------------------------------------------------------------------------------------
       330,000  IL Devel. Finance Authority Pollution Control
                (Illinois Power Company)                                             5.400         03/01/2028            330,333
--------------------------------------------------------------------------------------------------------------------------------
       300,000  IL Devel. Finance Authority Pollution Control
                (Illinois Power Company)                                             5.400         03/01/2028            300,303
--------------------------------------------------------------------------------------------------------------------------------
     1,625,000  IL Educational Facilities Authority (Augustana College)              5.625         10/01/2022          1,699,246
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  IL Educational Facilities Authority (Augustana College)              5.700         10/01/2032          3,099,900
--------------------------------------------------------------------------------------------------------------------------------
     1,125,000  IL Educational Facilities Authority
                (Educational Advancement Fund)                                       6.250         05/01/2034          1,140,784
--------------------------------------------------------------------------------------------------------------------------------
     4,715,000  IL Educational Facilities Authority
                (Northwestern University)                                            5.000         12/01/2038          4,794,542
--------------------------------------------------------------------------------------------------------------------------------
     1,450,000  IL Educational Facilities Authority
                (Plum Creek Rolling Meadows)                                         6.500         12/01/2037          1,448,869
--------------------------------------------------------------------------------------------------------------------------------
     1,920,000  IL Finance Authority (Bethel Terrace Apartments)                     5.125         09/01/2025          1,867,526
--------------------------------------------------------------------------------------------------------------------------------
     1,750,000  IL Finance Authority (Clare Oaks)                                    6.000         11/15/2039          1,754,603
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  IL Finance Authority (Friendship Village Schaumburg)                 5.375         02/15/2025          2,007,420
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  IL Finance Authority (Friendship Village Schaumburg)                 5.625         02/15/2037          2,016,800
--------------------------------------------------------------------------------------------------------------------------------
       500,000  IL Finance Authority (Luther Oaks)                                   5.700         08/15/2028            500,510
--------------------------------------------------------------------------------------------------------------------------------
       500,000  IL Finance Authority (Luther Oaks)                                   6.000         08/15/2039            510,795
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  IL Finance Authority (Lutheran Hillside Village) 2                   5.250         02/01/2037          5,088,500
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  IL Finance Authority (Lutheran Social Services
                of Illinois/Vesper Management Corp. Obligated Group)                 5.125         08/15/2028            968,540
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  IL Finance Authority Student Hsg.
                (MJH Education Assistance)                                           5.125         06/01/2035          2,997,540
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  IL Health Facilities Authority
                (Covenant Retirement Communities)                                    5.625         12/01/2032          5,283,250
--------------------------------------------------------------------------------------------------------------------------------
     1,755,000  IL Health Facilities Authority (Edward Hospital)                     6.000         02/15/2019          1,787,906
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  IL Health Facilities Authority (Lake Forest Hospital)                6.000         07/01/2033          4,322,240
--------------------------------------------------------------------------------------------------------------------------------
     1,410,000  IL Health Facilities Authority
                (Rush-Presbyterian-St. Luke's Medical Center)                        5.500         11/15/2025          1,422,859
--------------------------------------------------------------------------------------------------------------------------------
     3,500,000  IL Health Facilities Authority ROLs                                  8.983 1       08/15/2033          3,769,010
--------------------------------------------------------------------------------------------------------------------------------
        75,000  IL Hsg. Devel. Authority (Multifamily Hsg.)                          7.000         07/01/2017             75,861
--------------------------------------------------------------------------------------------------------------------------------
        90,000  IL Hsg. Devel. Authority (Multifamily Hsg.), Series 1991-A           8.250         07/01/2016             94,271
--------------------------------------------------------------------------------------------------------------------------------
        15,000  IL Hsg. Devel. Authority (Multifamily Hsg.), Series A                6.125         07/01/2025             15,014
--------------------------------------------------------------------------------------------------------------------------------
        50,000  IL Hsg. Devel. Authority (Multifamily)                               6.100         07/01/2028             50,039
--------------------------------------------------------------------------------------------------------------------------------
       145,000  IL Metropolitan Pier & Exposition Authority                          5.250         06/15/2027            147,733
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  IL Metropolitan Pier & Exposition Authority RITES                    6.421 1       12/15/2028          2,747,700
--------------------------------------------------------------------------------------------------------------------------------
       160,000  Lake County, IL HFC, Series A                                        6.700         11/01/2014            160,227
--------------------------------------------------------------------------------------------------------------------------------
     3,740,000  Lakemoor Village, IL Special Tax                                     5.000         03/01/2027          3,812,593


                      35 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$    2,725,000  Lincolnshire, IL Special Service Area No. 1 Special Tax
                (Sedgebrook)                                                         6.250%        03/01/2034     $    2,873,867
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel) 4                                        5.250         01/01/2025          3,134,730
--------------------------------------------------------------------------------------------------------------------------------
    13,330,000  Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                                          5.250         01/01/2036         13,856,402
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                                          5.500         01/01/2030          3,153,990
--------------------------------------------------------------------------------------------------------------------------------
     1,575,000  Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                                          5.500         01/01/2036          1,644,930
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                                          7.125         01/01/2036          3,188,460
--------------------------------------------------------------------------------------------------------------------------------
     1,250,000  Plano, IL Special Service Area No. 5                                 6.000         03/01/2036          1,262,938
--------------------------------------------------------------------------------------------------------------------------------
        40,000  Quincy, IL (Blessing Hospital)                                       6.000         11/15/2018             40,041
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Schaumburg, IL Multifamily Hsg. (Plum Grove)                         6.050         02/01/2031            518,430
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Volo Village, IL Special Service Area (Remington Pointe)             6.450         03/01/2034          4,190,360
--------------------------------------------------------------------------------------------------------------------------------
     1,825,000  Yorkville, IL United City Special Services Area
                Special Tax (Bristol Bay)                                            5.875         03/01/2036          1,799,706
--------------------------------------------------------------------------------------------------------------------------------
     1,750,000  Yorkville, IL United City Special Services Area
                Special Tax (Raintree Village II)                                    6.250         03/01/2035          1,834,823
                                                                                                                  --------------
                                                                                                                     163,999,250
--------------------------------------------------------------------------------------------------------------------------------
INDIANA--1.7%
     4,815,000  Boone County, IN Redevel. Commission, Series A                       5.250         02/01/2034          4,940,479
--------------------------------------------------------------------------------------------------------------------------------
     1,600,000  Hamilton County, IN Redevel. District (Thomas Electrics)             5.100         02/01/2031          1,577,760
--------------------------------------------------------------------------------------------------------------------------------
        25,000  IN Devel. Finance Authority (USX Corp.)                              5.600         12/01/2032             25,743
--------------------------------------------------------------------------------------------------------------------------------
       180,000  IN Devel. Finance Authority (USX Corp.)                              6.150         07/15/2022            185,254
--------------------------------------------------------------------------------------------------------------------------------
        30,000  IN Health Facility Financing Authority                               5.250         07/01/2022             30,623
--------------------------------------------------------------------------------------------------------------------------------
        15,000  IN Health Facility Financing Authority
                (Deaconess Hospital)                                                 5.500         03/01/2029             15,353
--------------------------------------------------------------------------------------------------------------------------------
        15,000  IN HFA (Single Family Mtg.)                                          6.800         01/01/2017             15,360
--------------------------------------------------------------------------------------------------------------------------------
        25,000  IN Municipal Power Agency, Series A                                  5.300         01/01/2023             25,267
--------------------------------------------------------------------------------------------------------------------------------
     3,250,000  Indianapolis, IN Local Public Improvement Bond
                Bank RITES                                                           7.432 1       07/01/2033          4,222,140
--------------------------------------------------------------------------------------------------------------------------------
     1,605,000  Marion, IN Redevel. District County Optional Income Tax              5.250         01/15/2025          1,680,226
--------------------------------------------------------------------------------------------------------------------------------
     6,820,000  Nobelsville, IN Redevel. Authority (146th Street Extension) 2        5.250         02/01/2030          7,069,748
--------------------------------------------------------------------------------------------------------------------------------
     4,750,000  North Manchester, IN (Estelle Peabody Memorial Home)                 7.125         07/01/2022          4,956,910
--------------------------------------------------------------------------------------------------------------------------------
        65,000  Petersburg, IN Pollution Control
                (Indianapolis Power & Light Company)                                 5.400         08/01/2017             67,347
--------------------------------------------------------------------------------------------------------------------------------
     1,625,000  Petersburg, IN Pollution Control
                (Indianapolis Power & Light Company)                                 6.625         12/01/2024          1,656,915
--------------------------------------------------------------------------------------------------------------------------------
     1,195,000  Portage, IN Economic Devel. (Ameriplex)                              5.000         07/15/2023          1,188,212


                      36 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
INDIANA Continued
$    1,000,000  Portage, IN Economic Devel. (Ameriplex)                              5.000%        01/15/2027     $      982,380
--------------------------------------------------------------------------------------------------------------------------------
       240,000  St. Joseph County, IN Economic Devel.
                (Holy Cross Village Notre Dame)                                      6.000         05/15/2038            248,782
--------------------------------------------------------------------------------------------------------------------------------
     1,400,000  Vanderburgh County, IN Redevel. Commission                           5.250         02/01/2031          1,437,814
                                                                                                                  --------------
                                                                                                                      30,326,313
--------------------------------------------------------------------------------------------------------------------------------
IOWA--1.7%
       400,000  Bremer County, IA Retirement Facilities (Bartels Lutheran)           5.125         11/15/2020            398,604
--------------------------------------------------------------------------------------------------------------------------------
       700,000  Bremer County, IA Retirement Facilities (Bartels Lutheran)           5.375         11/15/2027            702,478
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Coralville, IA Urban Renewal                                         5.750         06/01/2028            251,638
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Coralville, IA Urban Renewal                                         6.000         06/01/2036            253,718
--------------------------------------------------------------------------------------------------------------------------------
       750,000  IA Finance Authority (Amity Fellowserve)                             6.500         10/01/2036            756,308
--------------------------------------------------------------------------------------------------------------------------------
        50,000  IA Finance Authority (Boys & Girls Home
                & Family Services)                                                   6.250         12/01/2028             51,662
--------------------------------------------------------------------------------------------------------------------------------
       325,000  IA Finance Authority (Mercy Health Services)                         5.250         08/15/2027            332,176
--------------------------------------------------------------------------------------------------------------------------------
     1,235,000  IA Finance Authority Health Facilities (Care Initiatives) 2          5.500         07/01/2025          1,270,111
--------------------------------------------------------------------------------------------------------------------------------
       500,000  IA Finance Authority Retirement Community
                (Friendship Haven)                                                   5.750         11/15/2019            502,000
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  IA Finance Authority Retirement Community
                (Friendship Haven)                                                   6.000         11/15/2024          1,011,400
--------------------------------------------------------------------------------------------------------------------------------
       900,000  IA Finance Authority Retirement Community
                (Friendship Haven)                                                   6.125         11/15/2032            911,097
--------------------------------------------------------------------------------------------------------------------------------
     4,185,000  IA Higher Education Loan Authority (Wartburg College)                5.250         10/01/2030          4,188,390
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  IA Higher Education Loan Authority (Wartburg College)                5.300         10/01/2037          2,988,420
--------------------------------------------------------------------------------------------------------------------------------
        20,000  IA State University Science & Technology
                (Academic Building)                                                  5.500         07/01/2015             20,026
--------------------------------------------------------------------------------------------------------------------------------
       210,000  IA Tobacco Settlement Authority                                      5.500         06/01/2042            214,028
--------------------------------------------------------------------------------------------------------------------------------
        25,000  IA Tobacco Settlement Authority                                      5.625         06/01/2046             25,734
--------------------------------------------------------------------------------------------------------------------------------
    15,420,000  IA Tobacco Settlement Authority ROLs 5                               9.074 1       06/01/2046         16,778,194
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Iowa City, IA Sewer                                                  5.750         07/01/2021             30,046
                                                                                                                  --------------
                                                                                                                      30,686,030
--------------------------------------------------------------------------------------------------------------------------------
KANSAS--0.4%
     1,730,000  Hays, KS Sales Tax                                                   6.000         01/01/2025          1,741,712
--------------------------------------------------------------------------------------------------------------------------------
     2,735,000  KS Devel. Finance Authority (Luther Gardens)                         5.600         05/20/2034          2,928,912
--------------------------------------------------------------------------------------------------------------------------------
        70,000  La Cygne, KS Pollution Control
                (Kansas Gas & Electric Company)                                      5.100         03/01/2023             70,055
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Pittsburgh, KS Special Obligation
                (North Broadway Redevel.)                                            4.900         04/01/2024          2,457,775
                                                                                                                  --------------
                                                                                                                       7,198,454
--------------------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.4%
       580,000  Boone County, KY Pollution Control
                (Dayton Power & Light Company)                                       6.500         11/15/2022            585,243


                      37 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
KENTUCKY Continued
$      970,000  Kenton County, KY Airport Special Facilities
                (Delta Airlines) 7                                                   7.250%        02/01/2022     $      525,197
--------------------------------------------------------------------------------------------------------------------------------
       215,000  KY EDFA (St. Claire Medical Center)                                  5.625         09/01/2021            215,275
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Louisville & Jefferson County, KY Metropolitan
                Government (AHSI/AOLM Obligated Group)                               5.000         10/01/2035          2,516,875
--------------------------------------------------------------------------------------------------------------------------------
     3,790,000  Muhlenberg County, KY Hospital
                (Muhlenberg Community Hospital)                                      6.750         07/01/2010          3,872,698
                                                                                                                  --------------
                                                                                                                       7,715,288
--------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--2.1%
     5,010,000  Calcasieu Parish, LA Industrial Devel. Board (Olin Corp.)            6.625         02/01/2016          5,362,854
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Calcasieu Parish, LA Industrial Devel. Board
                Pollution Control (Entergy Gulf States)                              5.450         07/01/2010             10,048
--------------------------------------------------------------------------------------------------------------------------------
        60,000  Epps, LA COP 8                                                       8.000         06/01/2018             61,809
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  LA Local Government EF&CD Authority
                (Bellemont Apartments)                                               6.000         09/01/2022          1,033,060
--------------------------------------------------------------------------------------------------------------------------------
     1,750,000  LA Local Government EF&CD Authority
                (Bellemont Apartments)                                               6.000         09/01/2027          1,795,080
--------------------------------------------------------------------------------------------------------------------------------
     3,825,000  LA Local Government EF&CD Authority
                (Bellemont Apartments)                                               6.000         09/01/2035          3,893,888
--------------------------------------------------------------------------------------------------------------------------------
       865,000  LA Local Government EF&CD Authority
                (Bellemont Apartments)                                               7.500         09/01/2016            900,569
--------------------------------------------------------------------------------------------------------------------------------
     1,510,000  LA Local Government EF&CD Authority
                (Capital Projects and Equipment)                                     6.550         09/01/2025          1,675,843
--------------------------------------------------------------------------------------------------------------------------------
     6,155,000  LA Local Government EF&CD Authority
                (Oakleigh Apartments) Series A                                       6.375         06/01/2038          6,457,026
--------------------------------------------------------------------------------------------------------------------------------
     1,235,000  LA Local Government EF&CD Authority
                (Oakleigh Apartments), Series A                                      7.500         06/01/2038          1,291,118
--------------------------------------------------------------------------------------------------------------------------------
        25,000  LA Public Facilities Authority (Dillard University)                  5.300         08/01/2026             26,186
--------------------------------------------------------------------------------------------------------------------------------
       305,000  LA Tobacco Settlement Financing Corp. (TASC)                         5.875         05/15/2039            320,009
--------------------------------------------------------------------------------------------------------------------------------
    11,745,000  LA Tobacco Settlement Financing Corp. RITES                          6.594 1       05/15/2039         12,900,943
--------------------------------------------------------------------------------------------------------------------------------
        50,000  New Orleans, LA Aviation Board
                (Passenger Facility Charge)                                          6.000         09/01/2019             50,066
--------------------------------------------------------------------------------------------------------------------------------
       135,000  New Orleans, LA Exhibit Hall Special Tax
                (Ernest N. Morial)                                                   5.500         07/15/2018            136,512
--------------------------------------------------------------------------------------------------------------------------------
       140,000  New Orleans, LA Exhibit Hall Special Tax
                (Ernest N. Morial)                                                   5.600         07/15/2025            141,579
--------------------------------------------------------------------------------------------------------------------------------
       250,000  New Orleans, LA GO                                                   5.500         12/01/2021            269,530
--------------------------------------------------------------------------------------------------------------------------------
       160,000  Orleans Parish, LA School Board                                      5.375         09/01/2018            160,115
--------------------------------------------------------------------------------------------------------------------------------
       300,000  Pointe Coupee Parish, LA Pollution Control
                (Gulf State Utilities Company)                                       6.700         03/01/2013            301,482
--------------------------------------------------------------------------------------------------------------------------------
       500,000  St. Tammany Parish, LA Hospital Service District                     5.000         07/01/2022            499,705


                      38 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$       25,000  West Feliciana Parish, LA Pollution Control
                (Entergy Gulf States)                                                7.000%        11/01/2015     $       25,275
                                                                                                                  --------------
                                                                                                                      37,312,697
--------------------------------------------------------------------------------------------------------------------------------
MAINE--0.0%
        35,000  ME H&HEFA (University of New England)                                5.750         07/01/2023             35,026
--------------------------------------------------------------------------------------------------------------------------------
MARYLAND--1.7%
        10,000  Baltimore, MD City Hsg. Corp.                                        7.750         10/01/2009             10,017
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Baltimore, MD Convention Center 4                                    5.875         09/01/2039          1,046,330
--------------------------------------------------------------------------------------------------------------------------------
        65,000  Baltimore, MD Pollution Control (General Motors Corp.)               5.350         04/01/2008             64,617
--------------------------------------------------------------------------------------------------------------------------------
     7,785,000  Frederick County, MD Education Facilities
                (Mount St. Mary University)                                          5.625         09/01/2038          8,091,262
--------------------------------------------------------------------------------------------------------------------------------
        25,000  MD EDC Student Hsg. (Allegheny College Hsg.)                         5.750         09/01/2020             26,449
--------------------------------------------------------------------------------------------------------------------------------
        40,000  MD EDC Student Hsg. (Allegheny College Hsg.)                         6.000         09/01/2032             42,548
--------------------------------------------------------------------------------------------------------------------------------
     5,100,000  MD EDC Student Hsg. (Bowie State University)                         5.375         06/01/2033          4,770,336
--------------------------------------------------------------------------------------------------------------------------------
       620,000  MD EDC Student Hsg. (Collegiate Hsg. Foundation)                     5.750         06/01/2029            634,756
--------------------------------------------------------------------------------------------------------------------------------
       755,000  MD EDC Student Hsg. (Collegiate Hsg. Foundation)                     6.000         06/01/2030            783,615
--------------------------------------------------------------------------------------------------------------------------------
     1,535,000  MD EDC Student Hsg. (Morgan State University)                        6.000         07/01/2022          1,553,696
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  MD EDC Student Hsg. (University of Maryland)                         5.625         10/01/2023          1,923,220
--------------------------------------------------------------------------------------------------------------------------------
     3,500,000  MD EDC Student Hsg. (University of Maryland)                         5.750         10/01/2033          3,344,775
--------------------------------------------------------------------------------------------------------------------------------
        65,000  MD EDC Student Hsg.
                (University Village at Sheppard Pratt)                               6.000         07/01/2033             69,112
--------------------------------------------------------------------------------------------------------------------------------
     4,115,000  MD H&EFA (Vivista Medical Center)                                    5.000         07/01/2037          4,171,211
--------------------------------------------------------------------------------------------------------------------------------
       145,000  MD H&HEFA (Doctors Community Hospital)                               5.500         07/01/2024            145,070
--------------------------------------------------------------------------------------------------------------------------------
       750,000  MD H&HEFA (Edenwald)                                                 5.200         01/01/2024            756,503
--------------------------------------------------------------------------------------------------------------------------------
       250,000  MD H&HEFA (Edenwald)                                                 5.400         01/01/2031            254,658
--------------------------------------------------------------------------------------------------------------------------------
       250,000  MD H&HEFA (Edenwald)                                                 5.400         01/01/2037            254,270
--------------------------------------------------------------------------------------------------------------------------------
        65,000  MD H&HEFA (Johns Hopkins Hospital)                                   5.375         07/01/2020             66,377
--------------------------------------------------------------------------------------------------------------------------------
        20,000  MD H&HEFA (Medstar Health)                                           5.500         08/15/2033             20,877
--------------------------------------------------------------------------------------------------------------------------------
        45,000  MD H&HEFA (Montgomery General Hospital)                              5.625         07/01/2018             45,061
--------------------------------------------------------------------------------------------------------------------------------
        50,000  MD H&HEFA (S&EPF/SPHS/SPI/SPPP Obligated Group)                      5.250         07/01/2035             51,303
--------------------------------------------------------------------------------------------------------------------------------
        25,000  MD Industrial Devel. Financing Authority
                (Bon Secours Health Systems)                                         5.500         08/15/2024             25,279
--------------------------------------------------------------------------------------------------------------------------------
       100,000  MD Industrial Devel. Financing Authority
                (Our Lady of Good Counsel)                                           5.500         05/01/2020            104,112
--------------------------------------------------------------------------------------------------------------------------------
       150,000  MD Industrial Devel. Financing Authority
                (Our Lady of Good Counsel)                                           6.000         05/01/2035            158,390
--------------------------------------------------------------------------------------------------------------------------------
       250,000  MD Stadium Authority (Convention Center Expansion)                   5.875         12/15/2013            251,868
--------------------------------------------------------------------------------------------------------------------------------
       125,000  MD Stadium Authority Sports Facility                                 5.750         03/01/2018            126,435
--------------------------------------------------------------------------------------------------------------------------------
       195,000  MD Stadium Authority Sports Facility                                 5.800         03/01/2026            197,155
--------------------------------------------------------------------------------------------------------------------------------
     1,250,000  Prince Georges County, MD Special District (Victoria Falls)          5.250         07/01/2035          1,245,325
                                                                                                                  --------------
                                                                                                                      30,234,627


                      39 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.7%
$       70,000  Boston, MA Industrial Devel. Financing Authority
                (Boston Alzheimers Center, Inc.)                                     5.900%        02/01/2022     $       72,030
--------------------------------------------------------------------------------------------------------------------------------
       100,000  MA Devel. Finance Agency (Boston Biomedical Research)                5.750         02/01/2029            103,253
--------------------------------------------------------------------------------------------------------------------------------
     1,850,000  MA Devel. Finance Agency (Curry College)                             5.000         03/01/2035          1,850,555
--------------------------------------------------------------------------------------------------------------------------------
       800,000  MA Devel. Finance Agency (Eastern Nazarene College)                  5.625         04/01/2019            813,368
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  MA Devel. Finance Agency (Eastern Nazarene College)                  5.625         04/01/2029          2,022,280
--------------------------------------------------------------------------------------------------------------------------------
       260,000  MA Devel. Finance Agency (Evergreen Center)                          5.500         01/01/2035            261,204
--------------------------------------------------------------------------------------------------------------------------------
       610,000  MA Devel. Finance Agency
                (Loomis House/Loomis Communities Obligated Group)                    5.750         07/01/2023            616,588
--------------------------------------------------------------------------------------------------------------------------------
        50,000  MA Devel. Finance Agency
                (Northern Berkshire Community Services)                              6.250         08/15/2029             52,092
--------------------------------------------------------------------------------------------------------------------------------
     1,825,000  MA Devel. Finance Agency
                (Pacific Rim Charter Public School)                                  5.125         06/01/2031          1,854,474
--------------------------------------------------------------------------------------------------------------------------------
       900,000  MA Devel. Finance Agency
                (Pharmacy & Allied Health Sciences)                                  5.750         07/01/2033            946,044
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  MA Devel. Finance Agency
                (Seven Hills Foundation & Affiliates)                                5.000         09/01/2035          1,014,910
--------------------------------------------------------------------------------------------------------------------------------
     1,250,000  MA Devel. Finance Agency (Symmes Life Care)                          5.000         03/01/2035          1,269,263
--------------------------------------------------------------------------------------------------------------------------------
        25,000  MA H&EFA (Beverly Hospital Corp.)                                    5.250         07/01/2023             25,020
--------------------------------------------------------------------------------------------------------------------------------
        30,000  MA H&EFA (Boston College)                                            5.250         06/01/2023             30,030
--------------------------------------------------------------------------------------------------------------------------------
     3,845,000  MA H&EFA (Emerson Hospital)                                          5.000         08/15/2035          3,885,334
--------------------------------------------------------------------------------------------------------------------------------
     1,400,000  MA H&EFA (Nichols College)                                           6.125         10/01/2029          1,470,490
--------------------------------------------------------------------------------------------------------------------------------
       150,000  MA H&EFA (Schepens Eye Research Institute)                           6.500         07/01/2028            161,996
--------------------------------------------------------------------------------------------------------------------------------
        60,000  MA H&EFA (VC/TC/FRS/VCS Obligated Group)                             5.300         11/15/2028             60,900
--------------------------------------------------------------------------------------------------------------------------------
     3,510,000  MA H&EFA RITES                                                       6.560 1       08/15/2025          3,780,761
--------------------------------------------------------------------------------------------------------------------------------
        30,000  MA Industrial Finance Agency (Babson College)                        5.250         10/01/2027             30,948
--------------------------------------------------------------------------------------------------------------------------------
       690,000  MA Industrial Finance Agency (St. John's High School)                5.350         06/01/2028            708,009
--------------------------------------------------------------------------------------------------------------------------------
     7,560,000  MA Turnpike Authority, Series B                                      5.125         01/01/2037          7,697,970
--------------------------------------------------------------------------------------------------------------------------------
     1,510,000  MA Turnpike Authority, Series B                                      5.250         01/01/2029          1,546,753
                                                                                                                  --------------
                                                                                                                      30,274,272
--------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.3%
        50,000  Byron Center, MI Public Schools                                      5.000         05/01/2024             50,674
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Clare County, MI Sewer Disposal System                               5.850         11/01/2021             30,988
--------------------------------------------------------------------------------------------------------------------------------
       145,000  Dearborn, MI Economic Devel. Corp.
                (OHC/UC Obligated Group)                                             5.875         11/15/2025            148,125
--------------------------------------------------------------------------------------------------------------------------------
        40,000  Dearborn, MI EDC (OHC/UC Obligated Group)                            5.750         11/15/2015             40,795
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Detroit, MI GO                                                       5.000         04/01/2025          1,035,210
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Detroit, MI Local Devel. Finance Authority                           5.500         05/01/2021             10,225
--------------------------------------------------------------------------------------------------------------------------------
        45,000  Detroit, MI Water Supply System, Series A                            5.000         07/01/2027             45,465
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Detroit, MI Wayne County Stadium Authority                           5.250         02/01/2027             25,631


                      40 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$       45,000  Detroit, MI Wayne County Stadium Authority                           5.500%        02/01/2017     $       46,253
--------------------------------------------------------------------------------------------------------------------------------
     1,350,000  Dickinson County, MI Healthcare System                               5.500         11/01/2013          1,411,061
--------------------------------------------------------------------------------------------------------------------------------
       130,000  Flint, MI Hospital Building Authority
                (Hurley Medical Center)                                              5.375         07/01/2028            132,811
--------------------------------------------------------------------------------------------------------------------------------
     2,470,000  Flint, MI Hospital Building Authority
                (Hurley Medical Center)                                              6.000         07/01/2020          2,605,430
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Galesburg-Augusta, MI Community Schools GO                           5.500         05/01/2030             26,484
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Hamilton, MI Community School District                               5.000         05/01/2024             25,337
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Howell, MI Public Schools                                            5.000         05/01/2025             51,642
--------------------------------------------------------------------------------------------------------------------------------
        60,000  John Tolfree, MI Health System Corp.                                 6.000         09/15/2023             60,996
--------------------------------------------------------------------------------------------------------------------------------
         5,000  Kalamazoo, MI Hospital Finance Authority
                (Bronson Methodist Hospital)                                         5.250         05/15/2018              5,143
--------------------------------------------------------------------------------------------------------------------------------
       570,000  MI Hospital Finance Authority (Detroit Medical Group)                5.250         08/15/2027            584,934
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  MI Hospital Finance Authority
                (Henry Ford Health System)                                           5.250         11/15/2032          5,195,050
--------------------------------------------------------------------------------------------------------------------------------
     7,000,000  MI Hospital Finance Authority
                (Henry Ford Health System)                                           5.250         11/15/2046          7,214,480
--------------------------------------------------------------------------------------------------------------------------------
        35,000  MI Hospital Finance Authority
                (Mclaren Health Care Corp.)                                          5.000         06/01/2028             35,460
--------------------------------------------------------------------------------------------------------------------------------
        20,000  MI Hospital Finance Authority
                (MidMichigan Obligated Group)                                        5.375         06/01/2027             20,678
--------------------------------------------------------------------------------------------------------------------------------
        10,000  MI Hospital Finance Authority
                (OHC/OUH Obligated Group)                                            5.000         08/15/2018             10,236
--------------------------------------------------------------------------------------------------------------------------------
        75,000  MI Hospital Finance Authority
                (OHC/OUH Obligated Group)                                            5.000         08/15/2031             76,024
--------------------------------------------------------------------------------------------------------------------------------
         5,000  MI Hospital Finance Authority
                (Pontiac Osteopathic Hospital)                                       6.000         02/01/2014              5,000
--------------------------------------------------------------------------------------------------------------------------------
       265,000  MI Hospital Finance Authority (Port Huron
                Hospital/Marwood Manor Nursing Home)                                 5.500         07/01/2015            267,936
--------------------------------------------------------------------------------------------------------------------------------
        10,000  MI Hospital Finance Authority
                (Sisters of Mercy Health System)                                     5.250         08/15/2021             10,010
--------------------------------------------------------------------------------------------------------------------------------
        15,000  MI Hsg. Devel. Authority (Walled Lake Villa)                         6.000         04/15/2018             15,361
--------------------------------------------------------------------------------------------------------------------------------
     3,625,000  MI Job Devel. Authority Pollution Control
                (General Motors Corp.)                                               5.550         04/01/2009          3,587,663
--------------------------------------------------------------------------------------------------------------------------------
       385,000  MI Municipal Bond Authority                                          5.500         11/01/2027            387,965
--------------------------------------------------------------------------------------------------------------------------------
        30,000  MI Municipal Bond Authority                                          6.000         12/01/2013             30,215
--------------------------------------------------------------------------------------------------------------------------------
       150,000  MI Public Educational Facilities Authority
                (Black River School)                                                 5.800         09/01/2030            151,302
--------------------------------------------------------------------------------------------------------------------------------
     1,155,000  MI Public Educational Facilities Authority (Old Redford)             6.000         12/01/2035          1,150,934
--------------------------------------------------------------------------------------------------------------------------------
     9,815,000  MI Strategic Fund Pollution Control
                (General Motors Corp.)                                               7.750 6       04/01/2008          9,815,000
--------------------------------------------------------------------------------------------------------------------------------
        50,000  MI Trunk Line Dept. of Treasury                                      5.000         11/01/2026             51,032


                      41 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$      250,000  Monroe County, MI Hospital Finance Authority
                (Mercy Memorial Hospital Corp.)                                      5.500%        06/01/2035     $      256,433
--------------------------------------------------------------------------------------------------------------------------------
       120,000  Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A               6.600         06/01/2022            124,129
--------------------------------------------------------------------------------------------------------------------------------
        80,000  Northern MI University                                               5.000         12/01/2025             81,506
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Oakland County, MI Sewer Disposal
                (White Lake Township)                                                6.000         05/01/2013             15,546
--------------------------------------------------------------------------------------------------------------------------------
       450,000  Plymouth, MI Educational Center Charter School
                (Public School Academy)                                              5.375         11/01/2030            447,548
--------------------------------------------------------------------------------------------------------------------------------
     1,325,000  Plymouth, MI Educational Center Charter School
                (Public School Academy)                                              5.625         11/01/2035          1,337,707
--------------------------------------------------------------------------------------------------------------------------------
     1,450,000  Pontiac, MI Tax Increment Finance Authority                          6.250         06/01/2022          1,551,863
--------------------------------------------------------------------------------------------------------------------------------
     2,475,000  Pontiac, MI Tax Increment Finance Authority                          6.375         06/01/2031          2,637,855
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Reeths-Puffer, MI Schools                                            5.000         05/01/2025             50,199
--------------------------------------------------------------------------------------------------------------------------------
        40,000  Royal Oak, MI Hospital Finance Authority
                (William Beaumont Hospital)                                          5.250         11/15/2031             41,348
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Royal Oak, MI Hospital Finance Authority
                (William Beaumont Hospital)                                          5.250         11/15/2035             10,323
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Wayne County, MI Building Authority                                  5.250         06/01/2016            102,106
--------------------------------------------------------------------------------------------------------------------------------
        70,000  Western MI University                                                5.125         11/15/2022             70,879
                                                                                                                  --------------
                                                                                                                      41,088,992
--------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--1.8%
       125,000  Cuyuna Range, MN Hospital District Health Facilities                 5.200         06/01/2025            125,518
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Cuyuna Range, MN Hospital District Health Facilities                 5.500         06/01/2035            252,243
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Hastings, MN Health Care Facility (Regina Medical Center)            5.300         09/15/2028             50,461
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Lake Crystal, MN Hsg. (Ecumen-Second Century) 2                      5.700         09/01/2036            501,000
--------------------------------------------------------------------------------------------------------------------------------
       230,000  McLeod County, MN Commercial Devel.
                (Southwest Minnesota Foundation)                                     5.125         12/01/2031            229,335
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Minneapolis, MN Tax Increment (St. Anthony Falls)                    5.750         02/01/2027          1,017,960
--------------------------------------------------------------------------------------------------------------------------------
        20,000  MN HEFA (College of St. Benedict)                                    5.350         03/01/2020             20,065
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  MN Municipal Power Agency                                            5.000         10/01/2030          2,030,000
--------------------------------------------------------------------------------------------------------------------------------
     7,385,000  MN Municipal Power Agency                                            5.000         10/01/2035          7,479,380
--------------------------------------------------------------------------------------------------------------------------------
     1,855,000  Pine City, MN Health Care & Hsg. (North Branch)                      5.000         10/20/2047          1,919,851
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Pine City, MN Health Care & Hsg. (North Branch)                      6.000         10/20/2036            249,903
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Pine City, MN Health Care & Hsg. (North Branch)                      6.125         10/20/2047            500,245
--------------------------------------------------------------------------------------------------------------------------------
       250,000  St. Anthony, MN Hsg. & Redevel. Authority
                (Silver Lake Village) 2                                              5.375         08/01/2021            251,293
--------------------------------------------------------------------------------------------------------------------------------
       250,000  St. Anthony, MN Hsg. & Redevel. Authority
                (Silver Lake Village) 2                                              5.625         02/01/2031            251,738
--------------------------------------------------------------------------------------------------------------------------------
       660,000  St. Paul, MN Hsg. & Redevel. Authority
                (Great Northern Lofts)                                               6.250         03/01/2029            697,099


                      42 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$      125,000  St. Paul, MN Hsg. & Redevel. Authority
                (St. Paul Ramsey Medical Center)                                     5.500%        05/15/2013     $      125,155
--------------------------------------------------------------------------------------------------------------------------------
        25,000  St. Paul, MN Hsg. & Redevel. Authority
                (St. Paul Ramsey Medical Center)                                     5.550         05/15/2023             25,030
--------------------------------------------------------------------------------------------------------------------------------
     7,000,000  St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)               7.000         03/01/2029          7,530,600
--------------------------------------------------------------------------------------------------------------------------------
       570,000  St. Paul, MN Port Authority (Great Northern)                         6.000         03/01/2030            588,622
--------------------------------------------------------------------------------------------------------------------------------
       500,000  St. Paul, MN Port Authority (Healtheast Midway Campus)               6.000         05/01/2030            508,790
--------------------------------------------------------------------------------------------------------------------------------
       130,000  Washington County, MN Hsg. & Redevel. Authority
                (Healtheast)                                                         5.500         11/15/2027            132,724
--------------------------------------------------------------------------------------------------------------------------------
     7,885,000  Washington County, MN Hsg. & Redevel. Authority
                (Seasons Villas)                                                     6.950         12/01/2023          8,069,351
                                                                                                                  --------------
                                                                                                                      32,556,363
--------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.7%
        80,000  Gulfport, MS Hospital Facility
                (Memorial Hospital at Gulfport)                                      5.750         07/01/2031             81,277
--------------------------------------------------------------------------------------------------------------------------------
        60,000  Lowndes County, MS Solid Waste Disposal
                & Pollution Control (Weyerhaeuser Co.)                               6.800         04/01/2022             71,427
--------------------------------------------------------------------------------------------------------------------------------
     6,055,000  MS Business Finance Corp. (System Energy Resources)                  5.875         04/01/2022          6,072,802
--------------------------------------------------------------------------------------------------------------------------------
     1,550,000  MS Business Finance Corp. (System Energy Resources)                  5.900         05/01/2022          1,554,790
--------------------------------------------------------------------------------------------------------------------------------
     5,030,000  MS Home Corp. Hsg. (Valley State Student Hsg.)                       5.500         12/01/2035          5,190,256
--------------------------------------------------------------------------------------------------------------------------------
       290,000  MS Hospital Equipment & Facilities Authority
                (Rush Medical Foundation)                                            6.000         01/01/2016            295,554
                                                                                                                  --------------
                                                                                                                      13,266,106
--------------------------------------------------------------------------------------------------------------------------------
MISSOURI--3.1%
        20,000  Bates County, MO Hospital
                (Bates County Memorial Hospital)                                     5.650         03/01/2021             20,282
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Belton, MO Tax Increment (Belton Town Center)                        5.625         03/01/2025            199,532
--------------------------------------------------------------------------------------------------------------------------------
       365,000  Branson, MO IDA (Branson Hills)                                      7.050         05/01/2027            390,853
--------------------------------------------------------------------------------------------------------------------------------
     2,340,000  Branson, MO IDA (Branson Landing)                                    5.250         06/01/2021          2,338,619
--------------------------------------------------------------------------------------------------------------------------------
       675,000  Broadway-Fairview, MO Transportation Devel. District
                (Columbia)                                                           5.875         12/01/2031            680,657
--------------------------------------------------------------------------------------------------------------------------------
       270,000  Cameron, MO IDA Health Facilities
                (Cameron Community Hospital)                                         6.375         12/01/2029            285,919
--------------------------------------------------------------------------------------------------------------------------------
       400,000  Chillicothe, MO Tax Increment (South U.S. 65)                        5.500         04/01/2021            397,780
--------------------------------------------------------------------------------------------------------------------------------
       400,000  Chillicothe, MO Tax Increment (South U.S. 65)                        5.625         04/01/2027            398,032
--------------------------------------------------------------------------------------------------------------------------------
       750,000  Hanley Road & North of Folk Ave, MO
                Transportation District                                              5.400         10/01/2031            748,403
--------------------------------------------------------------------------------------------------------------------------------
    10,280,678  Hanley/Eager Road, MO Transportation Devel. District,
                Series A                                                             7.750 3       12/01/2023          2,751,315
--------------------------------------------------------------------------------------------------------------------------------
    13,500,000  Hazelwood, MO Transportation Devel. District
                (370/Missouri Bottom Road/Tausig Road)                               7.200         05/01/2033         14,775,615


                      43 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$    4,665,000  Johnson County, MO Hospital
                (Western Missouri Medical Center)                                    5.000%        06/01/2025     $    4,786,850
--------------------------------------------------------------------------------------------------------------------------------
     1,385,000  Kansas City, MO Tax (Briarcliff West)                                5.150         06/01/2016          1,396,274
--------------------------------------------------------------------------------------------------------------------------------
     1,250,000  Kansas City, MO Tax Increment (Briarcliff West)                      5.400         06/01/2024          1,263,688
--------------------------------------------------------------------------------------------------------------------------------
     2,100,000  Maplewood, MO Tax (Maplewood South Redevel.)                         5.750         11/01/2026          2,134,944
--------------------------------------------------------------------------------------------------------------------------------
       185,000  MO H&EFA (Freeman Health System)                                     5.500         02/15/2024            186,258
--------------------------------------------------------------------------------------------------------------------------------
       200,000  MO H&EFA (St. Lukes/Shawnee Mission Health System)                   5.375         11/15/2026            204,614
--------------------------------------------------------------------------------------------------------------------------------
        60,000  MO Hsg. Devel. Commission (Single Family Mtg.)                       5.550         03/01/2029             60,927
--------------------------------------------------------------------------------------------------------------------------------
       175,000  Ozark Centre, MO Transportation Devel. District                      5.375         09/01/2032            173,056
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Raymore, MO Tax Increment                                            5.375         03/01/2020          1,494,210
--------------------------------------------------------------------------------------------------------------------------------
     3,750,000  Raymore, MO Tax Increment                                            5.625         03/01/2028          3,747,488
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Richmond Heights, MO Tax Increment
                & Transportation Sales Tax                                           5.625         11/01/2025          2,509,500
--------------------------------------------------------------------------------------------------------------------------------
     9,000,000  St. Joseph, MO IDA (Living Community of St. Joseph)                  7.000         08/15/2032          9,583,560
--------------------------------------------------------------------------------------------------------------------------------
       250,000  St. Joseph, MO IDA (Shoppes at North Village)                        5.375         11/01/2024            249,115
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  St. Joseph, MO IDA, Series B                                         5.375         11/01/2023            998,800
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  St. Joseph, MO IDA, Series B                                         5.500         11/01/2027          1,001,550
--------------------------------------------------------------------------------------------------------------------------------
       150,000  St. Louis County, MO IDA (Multifamily Hsg.)                          5.950         03/20/2031            153,606
--------------------------------------------------------------------------------------------------------------------------------
        25,000  St. Louis County, MO IDA (Waterford)                                 5.400         12/01/2028             25,006
--------------------------------------------------------------------------------------------------------------------------------
       486,000  St. Louis, MO Tax Increment
                (1505 Missouri Avenue Redevel.)                                      6.000         08/04/2025            484,090
--------------------------------------------------------------------------------------------------------------------------------
       545,000  St. Louis, MO Tax Increment (Printers Lofts)                         6.000         08/21/2026            551,077
--------------------------------------------------------------------------------------------------------------------------------
     1,930,000  St. Louis, MO Tax Increment Financing                                5.500         03/09/2027          1,811,402
                                                                                                                  --------------
                                                                                                                      55,803,022
--------------------------------------------------------------------------------------------------------------------------------
MONTANA--0.2%
     3,200,000  Forsyth, MT Pollution Control (Northwestern Corp.)                   4.650         08/01/2023          3,202,784
--------------------------------------------------------------------------------------------------------------------------------
        15,000  MT Board of Hsg., Series A                                           5.200         08/01/2029             14,765
--------------------------------------------------------------------------------------------------------------------------------
       375,000  MT Facilities Finance Authority (St. John's Lutheran) 2              6.000         05/15/2025            380,505
--------------------------------------------------------------------------------------------------------------------------------
       500,000  MT Facilities Finance Authority (St. John's Lutheran) 2              6.125         05/15/2036            508,370
                                                                                                                  --------------
                                                                                                                       4,106,424
--------------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.2%
     3,980,000  NE Educational Facilities Authority
                (Midland Lutheran College)                                           5.600         09/15/2029          3,952,697
--------------------------------------------------------------------------------------------------------------------------------
NEVADA--0.8%
     2,220,000  Clark County, NV Economic Devel.
                (Alexander Dawson School at Rainbow Mountain)                        5.375         05/15/2033          2,294,992
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Director of the State of NV Dept. of Business & Industry
                (Las Ventanas Retirement)                                            7.000         11/15/2034          1,007,090
--------------------------------------------------------------------------------------------------------------------------------
     6,200,000  Las Vegas, NV Paiute Tribe, Series A                                 6.625         11/01/2017          6,853,108


                      44 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
NEVADA Continued
$      100,000  Mesquite, NV Special Improvement District
                (Canyon Creek)                                                       5.200%        08/01/2016     $       97,799
--------------------------------------------------------------------------------------------------------------------------------
       145,000  Mesquite, NV Special Improvement District
                (Canyon Creek)                                                       5.250         08/01/2017            142,213
--------------------------------------------------------------------------------------------------------------------------------
       300,000  Mesquite, NV Special Improvement District
                (Canyon Creek)                                                       5.300         08/01/2018            292,341
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Reno-Sparks, NV Indian Colony                                        5.000         06/01/2024          2,042,740
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Reno-Sparks, NV Indian Colony                                        5.125         06/01/2027          2,060,620
                                                                                                                  --------------
                                                                                                                      14,790,903
--------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--2.0%
       305,000  Manchester, NH Hsg. & Redevel. Authority, Series B                   5.650 3       01/01/2029             91,771
--------------------------------------------------------------------------------------------------------------------------------
     3,220,000  Manchester, NH Hsg. & Redevel. Authority, Series B                   5.700 3       01/01/2030            916,251
--------------------------------------------------------------------------------------------------------------------------------
       495,000  Manchester, NH Hsg. & Redevel. Authority, Series B                   6.000 3       01/01/2023            207,722
--------------------------------------------------------------------------------------------------------------------------------
        85,000  NH Business Finance Authority (Proctor Academy)                      5.400         06/01/2017             87,007
--------------------------------------------------------------------------------------------------------------------------------
       120,000  NH H&EFA (Catholic Medical Center)                                   6.125         07/01/2032            128,335
--------------------------------------------------------------------------------------------------------------------------------
     4,010,000  NH H&EFA (Franklin Pierce College)                                   6.050         10/01/2034          4,244,505
--------------------------------------------------------------------------------------------------------------------------------
     1,980,000  NH H&EFA (Portsmouth Christian Academy)                              5.750         07/01/2023          2,088,920
--------------------------------------------------------------------------------------------------------------------------------
     6,115,000  NH H&EFA (Portsmouth Christian Academy)                              5.850         07/01/2033          6,411,516
--------------------------------------------------------------------------------------------------------------------------------
     4,555,000  NH H&EFA (Southern New Hampshire University)                         5.000         01/01/2030          4,590,620
--------------------------------------------------------------------------------------------------------------------------------
    16,410,000  NH H&EFA (Southern New Hampshire University)                         5.000         01/01/2036         16,448,399
--------------------------------------------------------------------------------------------------------------------------------
        40,000  NH H&EFA (St. Joseph Hospital/Youville House/Cove)                   5.500         07/01/2034             41,806
--------------------------------------------------------------------------------------------------------------------------------
        25,000  NH HE&HFA (Concord Hospital)                                         6.000         10/01/2026             25,583
--------------------------------------------------------------------------------------------------------------------------------
        25,000  NH HE&HFA (Dartmouth College)                                        5.450         06/01/2025             25,277
--------------------------------------------------------------------------------------------------------------------------------
        10,000  NH HE&HFA (Franklin Pierce College)                                  5.300         10/01/2028             10,174
--------------------------------------------------------------------------------------------------------------------------------
       265,000  NH HE&HFA (Franklin Pierce Law Center)                               5.500         07/01/2028            270,841
--------------------------------------------------------------------------------------------------------------------------------
        40,000  NH HE&HFA (New Hampshire College)                                    6.375         01/01/2027             41,216
--------------------------------------------------------------------------------------------------------------------------------
        10,000  NH HE&HFA (St. Anselm College)                                       5.150         07/01/2029             10,285
--------------------------------------------------------------------------------------------------------------------------------
       500,000  NH Turnpike System, Series A                                         6.750         11/01/2011            513,490
                                                                                                                  --------------
                                                                                                                      36,153,718
--------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--1.2%
     1,000,000  NJ EDA (Cigarette Tax)                                               5.500         06/15/2031          1,037,150
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  NJ EDA (Cigarette Tax)                                               5.750         06/15/2029          2,119,980
--------------------------------------------------------------------------------------------------------------------------------
     7,000,000  NJ Tobacco Settlement Financing Corp. (TASC)                         6.250         06/01/2043          7,595,420
--------------------------------------------------------------------------------------------------------------------------------
     2,490,000  NJ Tobacco Settlement Financing Corp. (TASC) RITES 4                 7.932 1       06/01/2037          2,911,657
--------------------------------------------------------------------------------------------------------------------------------
     3,265,000  NJ Tobacco Settlement Financing Corp. (TASC) RITES 4                 8.307 1       06/01/2042          3,879,408
--------------------------------------------------------------------------------------------------------------------------------
     3,250,000  NJ Transit Corp. ROLs, Series 15 8                                   8.500 1       09/15/2015          3,693,593
                                                                                                                  --------------
                                                                                                                      21,237,208
--------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--1.0%
     1,495,000  Cabezon, NM Public Improvement District                              6.300         09/01/2034          1,542,436


                      45 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO Continued
$    7,640,000  Eldorado, NM Area Water & Sanitation District                        6.000%        02/01/2023     $    7,572,997
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Farmington, NM Pollution Control                                     5.800         04/01/2022            100,932
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Farmington, NM Pollution Control
                (Public Service Company of New Mexico)                               5.800         04/01/2022            100,932
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Farmington, NM Pollution Control
                (Public Service Company of New Mexico)                               5.800         04/01/2022            201,864
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Farmington, NM Pollution Control
                (Public Service Company of New Mexico)                               6.300         12/01/2016             25,660
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Mariposa East, NM Public Improvement District                        6.000         09/01/2032            512,320
--------------------------------------------------------------------------------------------------------------------------------
     3,365,000  NM Educational Assistance Foundation 4                               5.900         09/01/2031          3,490,144
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  NM Hsg. Authority (Villa Del Oso Apartments)                         6.250         01/01/2031          3,039,900
--------------------------------------------------------------------------------------------------------------------------------
     1,265,000  NM Hsg. Authority (Villa Del Oso Apartments)                         7.500         01/01/2038          1,280,193
--------------------------------------------------------------------------------------------------------------------------------
       325,000  Santa Fe, NM Educational Facilities (College of Santa Fe)            5.875         10/01/2021            328,325
--------------------------------------------------------------------------------------------------------------------------------
         5,000  Santa Fe, NM Educational Facilities (St. John's College)             5.500         03/01/2024              5,048
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Sante Fe, NM Educational Facilities (St. John's College)             5.500         03/01/2024            101,822
                                                                                                                  --------------
                                                                                                                      18,302,573
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.0%
        50,000  NYC GO RIBS                                                          8.072 1       08/27/2015             50,143
--------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.3%
     1,075,000  Kinston, NC Hsg. Authority (Kinston Towers)                          6.750         12/01/2018          1,077,666
--------------------------------------------------------------------------------------------------------------------------------
       155,000  NC Eastern Municipal Power Agency, Series A                          5.625         01/01/2024            159,162
--------------------------------------------------------------------------------------------------------------------------------
       165,000  NC Eastern Municipal Power Agency, Series B                          5.500         01/01/2017            165,211
--------------------------------------------------------------------------------------------------------------------------------
       730,000  NC Eastern Municipal Power Agency, Series B                          5.500         01/01/2021            733,898
--------------------------------------------------------------------------------------------------------------------------------
       500,000  NC Eastern Municipal Power Agency, Series B                          5.500         01/01/2021            500,625
--------------------------------------------------------------------------------------------------------------------------------
        20,000  NC Eastern Municipal Power Agency, Series B                          6.250         01/01/2023             20,040
--------------------------------------------------------------------------------------------------------------------------------
        20,000  NC HFA                                                               5.450         01/01/2011             20,586
--------------------------------------------------------------------------------------------------------------------------------
        30,000  NC HFA (Multifamily Hsg.)                                            5.450         09/01/2024             30,015
--------------------------------------------------------------------------------------------------------------------------------
       600,000  NC Medical Care Commission
                (Glenaire/The Presbyterian Homes Obligated Group)                    5.500         10/01/2031            608,346
--------------------------------------------------------------------------------------------------------------------------------
       400,000  NC Medical Care Commission
                (Glenaire/The Presbyterian Homes Obligated Group)                    5.600         10/01/2036            405,852
--------------------------------------------------------------------------------------------------------------------------------
       750,000  NC Medical Care Commission (United Methodist)                        5.250         10/01/2024            760,238
--------------------------------------------------------------------------------------------------------------------------------
       200,000  NC Medical Care Commission (United Methodist)                        5.500         10/01/2032            204,126
--------------------------------------------------------------------------------------------------------------------------------
        25,000  NC Medical Care Commission Health Care
                (Novant Health)                                                      5.250         05/01/2026             25,130
                                                                                                                  --------------
                                                                                                                       4,710,895
--------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.0%
        10,000  Grand Forks, ND Sewer                                                5.850         12/01/2015             10,014
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Mercer County, ND Pollution Control
                (Northwestern Public Service Company)                                5.850         06/01/2023             25,162
                                                                                                                  --------------
                                                                                                                          35,176


                      46 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
OHIO--0.9%
$       20,000  Brecksville-Broadview Heights, OH City School District               5.250%        12/01/2021     $       20,475
--------------------------------------------------------------------------------------------------------------------------------
        35,000  Clermont County, OH Hospital Facilities
                (Mercy Health System)                                                5.625         09/01/2021             36,282
--------------------------------------------------------------------------------------------------------------------------------
        45,000  Cleveland, OH Airport System                                         5.000         01/01/2031             45,755
--------------------------------------------------------------------------------------------------------------------------------
        65,000  Cleveland, OH COP (Cleveland Stadium)                                5.250         11/15/2022             67,142
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Cleveland, OH Public Power System                                    5.000         11/15/2024             25,436
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Cleveland, OH Public Power System                                    5.250         11/15/2016            102,369
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Cleveland, OH Rock Glen Hsg. Assistance Corp.
                (Ambleside Apartments)                                               7.000         06/01/2018            258,463
--------------------------------------------------------------------------------------------------------------------------------
       305,000  Cleveland-Cuyahoga County, OH Port Authority
                (Myers University)                                                   5.600         05/15/2025            312,588
--------------------------------------------------------------------------------------------------------------------------------
       115,000  Columbus, OH Municipal Airport Authority 4                           5.000         01/01/2028            116,871
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Cuyahoga County, OH Hospital (Metro Health System)                   5.500         02/15/2027             15,401
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Franklin County, OH Convention Facilities Authority                  5.000         12/01/2027             10,177
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Franklin County, OH Hospital (Children's Hospital)                   5.875         11/01/2025             30,389
--------------------------------------------------------------------------------------------------------------------------------
       160,000  Garfield Heights, OH GO                                              6.625         11/01/2011            164,269
--------------------------------------------------------------------------------------------------------------------------------
       695,000  Glenwillow Village, OH GO                                            5.875         12/01/2024            742,079
--------------------------------------------------------------------------------------------------------------------------------
        35,000  Greene County, OH Economic Devel. (YMCA)                             6.000         12/01/2023             34,925
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Greene County, OH University Hsg.
                (Central State University)                                           5.625         09/01/2032          1,546,710
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Lorian County, OH Hospital (Catholic Healthcare Partners)            5.500         09/01/2027             15,500
--------------------------------------------------------------------------------------------------------------------------------
        75,000  Lucas County, OH Health Care Facilities
                (Sunset Retirement Communities)                                      6.625         08/15/2030             79,794
--------------------------------------------------------------------------------------------------------------------------------
       750,000  Miami County, OH Hospital Facilities
                (Upper Valley Medical Center)                                        5.250         05/15/2026            776,355
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Muskingum County, OH Hospital Facilities (BHA/Careserve
                /PP/SSNH/BHC/BCG/Carelife/BCC Obligated Group)                       5.400         12/01/2016             10,240
--------------------------------------------------------------------------------------------------------------------------------
       350,000  OH Air Quality Devel. Authority
                (Cincinnati Gas & Electric Company)                                  5.450         01/01/2024            350,424
--------------------------------------------------------------------------------------------------------------------------------
        85,000  OH Water Devel. Authority (Cincinnati Gas)                           5.450         01/01/2024             85,513
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Port of Greater Cincinnati, OH Devel. Authority
                (AHS/AOLM Obligated Group)                                           5.000         10/01/2025          1,016,440
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Port of Greater Cincinnati, OH Devel. Authority
                (Public Parking Infrastructure)                                      6.300         02/15/2024            537,630
--------------------------------------------------------------------------------------------------------------------------------
     1,260,000  Port of Greater Cincinnati, OH Devel. Authority
                (Public Parking Infrastructure)                                      6.400         02/15/2034          1,351,476
--------------------------------------------------------------------------------------------------------------------------------
       110,000  Ross County, OH Hospital (Medical Center Hospital)                   5.600         12/01/2014            110,092
--------------------------------------------------------------------------------------------------------------------------------
       655,000  Summit County, OH Port Authority
                (Twinsburg Township) 4                                               5.125         05/15/2025            655,910
--------------------------------------------------------------------------------------------------------------------------------
       110,000  Sylvania, OH Area Joint Recreational District                        6.000         12/01/2020            112,384
--------------------------------------------------------------------------------------------------------------------------------
     8,000,000  Toledo-Lucas County, OH Port Authority (Crocker Park)                5.375         12/01/2035          8,382,080
                                                                                                                  --------------
                                                                                                                      17,013,169


                      47 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--4.0%
$      130,000  Claremore, OK Industrial & Redevel. Student Hsg.
                (RSU Foundation)                                                     5.750%        09/01/2034     $      135,968
--------------------------------------------------------------------------------------------------------------------------------
     3,515,000  Comanche County, OK Hospital Authority                               5.250         07/01/2020          3,708,044
--------------------------------------------------------------------------------------------------------------------------------
     3,040,000  Comanche County, OK Hospital Authority                               5.250         07/01/2021          3,200,117
--------------------------------------------------------------------------------------------------------------------------------
     1,385,000  Eufaula, OK Public Works Authority                                   5.000         12/01/2030          1,407,118
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Grady County, OK Industrial Authority
                (Correctional Facilities)                                            6.000         11/01/2029             15,379
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Grady County, OK Industrial Authority
                (Correctional Facilities) 8                                          7.800         11/01/2014            350,000
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Haskell County, OK Public Facilities Authority                       5.250         04/01/2026          1,048,210
--------------------------------------------------------------------------------------------------------------------------------
       655,000  Haskell County, OK Public Facilities Authority                       5.250         04/01/2031            681,397
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Langston, OK EDA (Langston University)                               5.000         05/01/2030          4,029,320
--------------------------------------------------------------------------------------------------------------------------------
     6,500,000  Langston, OK EDA (Langston University)                               5.000         05/01/2035          6,510,920
--------------------------------------------------------------------------------------------------------------------------------
     1,870,000  Langston, OK EDA (Langston University)                               5.250         05/01/2026          1,936,983
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Norman, OK Regional Hospital Authority                               5.375         09/01/2036          2,049,660
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Rogers County, OK HFA (Multifamily Hsg.), Series A                   7.750         08/01/2023             15,467
--------------------------------------------------------------------------------------------------------------------------------
     1,135,000  Tulsa, OK IDA Student Hsg. (University of Tulsa)                     5.250         10/01/2026          1,178,868
--------------------------------------------------------------------------------------------------------------------------------
    37,430,000  Tulsa, OK Municipal Airport Trust (American Airlines)                6.250         06/01/2020         37,528,067
--------------------------------------------------------------------------------------------------------------------------------
     8,815,000  Tulsa, OK Municipal Airport Trust (American Airlines) 8              7.350         12/01/2011          8,813,678
                                                                                                                  --------------
                                                                                                                      72,609,196
--------------------------------------------------------------------------------------------------------------------------------
OREGON--0.1%
     1,250,000  Cow Creek Band, OR (Umpqua Tribe of Indians)                         5.625         10/01/2026          1,241,850
--------------------------------------------------------------------------------------------------------------------------------
        30,000  OR Health & Science University, Series A                             5.250         07/01/2028             30,557
--------------------------------------------------------------------------------------------------------------------------------
        30,000  OR Hsg. & Community Services Dept. (Single Family Mtg.)              6.400         07/01/2018             30,303
--------------------------------------------------------------------------------------------------------------------------------
        50,000  OR Hsg. (Elderly & Disabled Hsg.)                                    5.500         08/01/2026             50,027
                                                                                                                  --------------
                                                                                                                       1,352,737
--------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--1.2%
       300,000  Allegheny County, PA HDA
                (West Penn Allegheny Health System)                                  9.250         11/15/2015            356,568
--------------------------------------------------------------------------------------------------------------------------------
     8,200,000  Allegheny County, PA HDA
                (West Penn Allegheny Health System)                                  9.250         11/15/2030          9,700,436
--------------------------------------------------------------------------------------------------------------------------------
        75,000  Blair County, PA IDA (The Village at Penn State
                Retirement Community)                                                6.900         01/01/2022             78,164
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Chester County, PA H&EFA (Jenners Pond)                              7.750         07/01/2034          1,547,115
--------------------------------------------------------------------------------------------------------------------------------
     1,655,000  Cumberland County, PA Municipal Authority
                (Wesley Affiliated Services)                                         7.250         01/01/2035          1,798,786
--------------------------------------------------------------------------------------------------------------------------------
     3,905,000  Northumberland County, PA IDA (NHS Youth Services)                   7.750         02/15/2029          4,077,952
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Philadelphia, PA H&HEFA
                (Centralized Comprehensive Human Services)                           7.250         01/01/2021          1,051,790
--------------------------------------------------------------------------------------------------------------------------------
     1,200,000  Philadelphia, PA H&HEFA
                (Temple University Children's Medical Center)                        5.625         06/15/2019          1,231,788


                      48 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$    1,000,000  Philadelphia, PA Redevel. Authority
                (Beech Student Hsg. Complex), Series A                               5.625%        07/01/2023     $    1,065,620
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Philadelphia, PA Redevel. Authority
                (Beech Student Hsg. Complex), Series A                               5.625         07/01/2028          1,573,095
                                                                                                                  --------------
                                                                                                                      22,481,314
--------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--0.4%
     5,000,000  Central Falls, RI Detention Facility                                 7.250         07/15/2035          5,518,500
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Providence, RI HDC (Barbara Jordan Apartments)                       6.750         07/01/2025             50,070
--------------------------------------------------------------------------------------------------------------------------------
        40,000  RI Hsg. & Mtg. Finance Corp.
                (Homeownership Opportunity)                                          6.500         04/01/2027             40,048
--------------------------------------------------------------------------------------------------------------------------------
       175,000  RI Tobacco Settlement Financing Corp. (TASC)                         6.250         06/01/2042            184,623
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Tiverton, RI Special Obligation Tax
                (Mount Hope Bay Village)                                             6.875         05/01/2022          1,616,655
                                                                                                                  --------------
                                                                                                                       7,409,896
--------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.7%
     5,000,000  Dorchester County, SC School District                                5.250         12/01/2029          5,161,350
--------------------------------------------------------------------------------------------------------------------------------
    10,000,000  Greenville County, SC School District                                4.625         12/01/2020         10,114,600
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Lancaster County, SC (Edenmoor Improvement District)                 5.375         12/01/2016          2,011,660
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Lancaster County, SC (Edenmoor Improvement District)                 5.750         12/01/2037          1,516,260
--------------------------------------------------------------------------------------------------------------------------------
     2,200,000  Lancaster County, SC (Sun City Carolina Lakes)                       5.450         12/01/2037          2,212,936
--------------------------------------------------------------------------------------------------------------------------------
        40,000  Marion County, SC Hospital District                                  5.375         11/01/2025             40,566
--------------------------------------------------------------------------------------------------------------------------------
       500,000  SC Connector 2000 Assoc. Toll Road, Series B                         6.080 3       01/01/2021            224,495
--------------------------------------------------------------------------------------------------------------------------------
    10,355,000  SC Connector 2000 Assoc. Toll Road, Series B                         6.780 3       01/01/2026          3,422,535
--------------------------------------------------------------------------------------------------------------------------------
    10,000,000  SC Educational Facilities Authority (Furman University)              5.000         10/01/2038         10,260,000
--------------------------------------------------------------------------------------------------------------------------------
     1,100,000  SC Educational Facilities Authority
                (Southern Wesleyan University)                                       5.000         03/01/2020          1,095,127
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  SC Educational Facilities Authority
                (Southern Wesleyan University)                                       5.750         03/01/2029          1,047,770
--------------------------------------------------------------------------------------------------------------------------------
        70,000  SC Jobs-Economic Devel. Authority
                (Anderson Area Medical Center)                                       5.250         02/01/2015             71,098
--------------------------------------------------------------------------------------------------------------------------------
    10,660,000  SC Jobs-Economic Devel. Authority
                (Coastal Hsg. Foundation)                                            5.000         04/01/2035         10,926,820
--------------------------------------------------------------------------------------------------------------------------------
        90,000  SC Public Service Authority                                          5.125         01/01/2032             91,941
--------------------------------------------------------------------------------------------------------------------------------
       120,000  SC Tobacco Settlement Management Authority, Series B                 6.375         05/15/2028            128,653
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Spartanburg County, SC Health Services                               5.300         04/15/2025             50,414
--------------------------------------------------------------------------------------------------------------------------------
        40,000  Spartanburg County, SC Health Services, Series A                     5.500         04/15/2027             41,138
                                                                                                                  --------------
                                                                                                                      48,417,363
--------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.1%
     2,300,000  Lower Brule, SD Sioux Tribe (Farm Road Reconstruction) 4             6.500         02/01/2016          2,295,147


                      49 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA Continued
$    8,200,000  SD Educational Enhancement Funding Corp.
                Tobacco Settlement                                                   6.500%        06/01/2032     $    8,865,676
--------------------------------------------------------------------------------------------------------------------------------
     7,550,000  Sioux Falls, SD Health Facilities (Rummel Memorial Home)             6.750         11/15/2033          7,772,121
                                                                                                                  --------------
                                                                                                                      18,932,944
--------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.7%
     3,500,000  Bradley County, TN Industrial Devel. Board (Olin Corp.)              6.625         11/01/2017          3,819,340
--------------------------------------------------------------------------------------------------------------------------------
     7,710,000  Chattanooga, TN Health Educational & Hsg. Board
                (Campus Devel. Foundation Phase I)                                   5.000         10/01/2025          7,592,731
--------------------------------------------------------------------------------------------------------------------------------
     9,000,000  Chattanooga, TN Health Educational & Hsg. Board
                (Campus Devel. Foundation Phase I)                                   5.125         10/01/2035          8,845,470
--------------------------------------------------------------------------------------------------------------------------------
       335,000  Jackson, TN Hospital                                                 5.625         04/01/2015            338,239
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Johnson City, TN Health & Educational Facilities Board
                (Mountain States Health Alliance)                                    5.500         07/01/2036          3,132,720
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Shelby County, TN HE&HF
                (Cornerstone-Cameron & Stonegate) 7                                  6.000         07/01/2028          1,092,720
--------------------------------------------------------------------------------------------------------------------------------
     5,980,000  Smyrna, TN Hsg. Assoc. (Imperial Garden Apartments)                  6.450         10/20/2035          6,551,568
                                                                                                                  --------------
                                                                                                                      31,372,788
--------------------------------------------------------------------------------------------------------------------------------
TEXAS--8.7%
       130,000  Alice, TX GO                                                         5.200         02/01/2011            130,140
--------------------------------------------------------------------------------------------------------------------------------
       150,000  Anson, TX Education Facilities Corp. Student Hsg.
                (Odessa Student Hsg.)                                                5.400         07/01/2034            154,518
--------------------------------------------------------------------------------------------------------------------------------
     1,205,000  Anson, TX Education Facilities Corp. Student Hsg.
                (University of TX/Waterview Park)                                    5.100         01/01/2034          1,208,133
--------------------------------------------------------------------------------------------------------------------------------
    26,105,000  Austin, TX Convention Enterprises (Convention Center)                5.750         01/01/2032         26,885,540
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Austin, TX Convention Enterprises (Convention Center)                6.000         01/01/2023            211,330
--------------------------------------------------------------------------------------------------------------------------------
        95,000  Austin, TX Utility System, Series B                                  5.700         11/15/2021             95,495
--------------------------------------------------------------------------------------------------------------------------------
     9,885,000  Beasley, TX Higher Education Finance Corp., Series A                 5.125         12/01/2034          9,986,519
--------------------------------------------------------------------------------------------------------------------------------
    10,765,000  Bexar County, TX HFC (American Opportunity Hsg.)                     6.750         12/01/2037         11,298,083
--------------------------------------------------------------------------------------------------------------------------------
     3,090,000  Bexar County, TX HFC (American Opportunity
                Hsg.-Nob Hill Apartments)                                            6.000         06/01/2021          3,130,232
--------------------------------------------------------------------------------------------------------------------------------
     6,625,000  Bexar County, TX HFC (American Opportunity
                Hsg.-Nob Hill Apartments)                                            6.000         06/01/2031          6,670,448
--------------------------------------------------------------------------------------------------------------------------------
     5,765,000  Bexar County, TX HFC (American Opportunity
                Hsg.-Waterford/Kingswood)                                            7.000         12/01/2036          6,072,678
--------------------------------------------------------------------------------------------------------------------------------
       400,000  Bexar County, TX HFC (Doral Club)                                    8.750         10/01/2036            399,032
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Bexar County, TX HFC
                (The Army Retirement Residence Foundation)                           6.300         07/01/2032          1,064,260
--------------------------------------------------------------------------------------------------------------------------------
       150,000  Chimney Hill, TX Municipal Utility District                          5.500         10/01/2011            150,336
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Cypress Hill, TX Municipal Utility District No. 1                    5.250         09/01/2025             10,118
--------------------------------------------------------------------------------------------------------------------------------
       860,000  Dallas-Fort Worth, TX International Airport Facility
                (American Airlines)                                                  6.000         11/01/2014            853,627


                      50 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$      355,000  Danbury, TX Higher Education Authority
                (AW Brown Fellowship Charter) 2                                      5.000%        08/15/2026     $      354,326
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Danbury, TX Higher Education Authority
                (AW Brown Fellowship Charter) 2                                      5.125         08/15/2036            249,613
--------------------------------------------------------------------------------------------------------------------------------
       265,000  El Paso County, TX HFC (American Village Communities),
                Series A                                                             6.250         12/01/2020            274,267
--------------------------------------------------------------------------------------------------------------------------------
       335,000  El Paso County, TX HFC
                (El Paso American Hsg. Foundation), Series A                         6.375         12/01/2032            343,452
--------------------------------------------------------------------------------------------------------------------------------
     2,470,000  Folk, TX Avenue South Transportation District                        5.625         11/01/2031          2,482,844
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Fort Bend, TX Independent School District                            5.375         02/15/2024             20,618
--------------------------------------------------------------------------------------------------------------------------------
     2,300,000  Garza County, TX Public Facility Corp.                               5.750         10/01/2025          2,391,356
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Harris County, TX Health Facilities Devel. Authority
                (Texas Children's Hospital)                                          5.250         10/01/2029             20,500
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Harris County, TX Toll Road                                          5.000         08/01/2028             50,440
--------------------------------------------------------------------------------------------------------------------------------
     3,730,000  Harris County, TX Toll Road RITES                                    7.932 1       08/15/2024          4,705,395
--------------------------------------------------------------------------------------------------------------------------------
       105,000  Keller, TX Independent School District, Series A                     5.400         08/15/2023            105,070
--------------------------------------------------------------------------------------------------------------------------------
        65,000  Leander, TX Independent School District                              5.460 3       08/15/2018             33,689
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Leander, TX Independent School District                              6.000         08/15/2018             10,009
--------------------------------------------------------------------------------------------------------------------------------
       650,000  Lewisville, TX Combination Contract                                  6.000         10/01/2015            699,608
--------------------------------------------------------------------------------------------------------------------------------
     1,325,000  Lewisville, TX Combination Contract 4                                6.000         10/01/2025          1,446,317
--------------------------------------------------------------------------------------------------------------------------------
     5,510,000  Lewisville, TX Combination Contract                                  6.000         10/01/2034          5,978,240
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Lewisville, TX GO                                                    5.700         09/01/2028            104,572
--------------------------------------------------------------------------------------------------------------------------------
     3,400,000  Lewisville, TX GO                                                    6.125         09/01/2029          3,716,574
--------------------------------------------------------------------------------------------------------------------------------
     2,345,000  Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                 6.000         07/01/2022          2,401,632
--------------------------------------------------------------------------------------------------------------------------------
     1,530,000  Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                 6.000         07/01/2025          1,556,913
--------------------------------------------------------------------------------------------------------------------------------
       655,000  Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                 6.000         07/01/2032            663,567
--------------------------------------------------------------------------------------------------------------------------------
    20,350,000  Matagorda County, TX Navigation District
                (Centerpoint Energy)                                                 8.000         05/01/2029         21,745,603
--------------------------------------------------------------------------------------------------------------------------------
       270,000  Metro, TX HFDC (Wilson N. Jones Memorial Hospital)                   5.375         01/01/2023            270,278
--------------------------------------------------------------------------------------------------------------------------------
       535,000  Metro, TX HFDC (Wilson N. Jones Memorial Hospital)                   5.600         01/01/2017            543,416
--------------------------------------------------------------------------------------------------------------------------------
        75,000  Mission, TX Economic Devel. Corp.                                    6.600         01/01/2020             75,189
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  North Central, TX HFDC (Northwest Senior Hsg. Corp.)                 7.250         11/15/2019          2,223,220
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  North Central, TX HFDC (Northwest Senior Hsg. Corp.)                 7.500         11/15/2029          3,357,660
--------------------------------------------------------------------------------------------------------------------------------
     1,910,000  Nueces County, TX HFC (Dolphins Landing Apartments)                  6.750         07/01/2020          2,031,170
--------------------------------------------------------------------------------------------------------------------------------
     1,865,000  Nueces County, TX HFC (Dolphins Landing Apartments)                  6.875         07/01/2030          1,981,245
--------------------------------------------------------------------------------------------------------------------------------
        60,000  Nueces County, TX HFC (Dolphins Landing Apartments)                  8.000         07/01/2030             63,453
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Pantego, TX Economic Devel. Corp. (Sales Tax)                        5.850         02/15/2022            250,835
--------------------------------------------------------------------------------------------------------------------------------
     1,680,000  Retama, TX Devel. Corp. (Retama Racetrack)                          10.000         12/15/2019          2,342,575
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Ridge Parc, TX Devel. Corp. (Multifamily)                            6.100         06/20/2033            545,590
--------------------------------------------------------------------------------------------------------------------------------
     4,020,000  Sabine, TX River Authority Pollution Control
                (TXU Electric Company)                                               6.150         08/01/2022          4,345,620


                      51 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$      125,000  San Antonio, TX Hotel Occupancy Tax (Henry Gonzalez)                 5.700%        08/15/2026     $      127,665
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Tarrant County, TX Cultural Education Facilities
                Finance Corp. (Northwest Senior Hsg.)                                6.000         11/15/2036          1,560,345
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Temple, TX Junior College District                                   5.800         07/01/2014            100,790
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Tomball, TX Hospital Authority
                (Tomball Regional Hospital)                                          6.000         07/01/2029             25,834
--------------------------------------------------------------------------------------------------------------------------------
       445,000  TX Affordable Hsg. Corp. (Ashton Place
                & Woodstock Apartments)                                              6.300         08/01/2033            367,739
--------------------------------------------------------------------------------------------------------------------------------
       235,000  TX Affordable Hsg. Corp. (Worthing Oaks Apartments)                  6.600         07/20/2037            253,116
--------------------------------------------------------------------------------------------------------------------------------
        50,000  TX Dormitory Finance Authority
                (Temple Junior College Foundation)                                   5.750         09/01/2027             52,250
--------------------------------------------------------------------------------------------------------------------------------
       425,000  TX Dormitory Finance Authority
                (Temple Junior College Foundation)                                   6.000         09/01/2033            449,204
--------------------------------------------------------------------------------------------------------------------------------
       545,000  TX Panhandle HFA (Amarillo Affordable Hsg.)                          6.625         03/01/2020            498,054
--------------------------------------------------------------------------------------------------------------------------------
     3,065,000  TX Panhandle HFA (Amarillo Affordable Hsg.)                          6.750         03/01/2031          2,728,708
--------------------------------------------------------------------------------------------------------------------------------
       250,000  TX Water Devel. Board                                                5.600         07/15/2011            250,358
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Upper Trinity, TX Regional Water District
                (Treated Water Supply System)                                        5.000         08/01/2018            100,071
--------------------------------------------------------------------------------------------------------------------------------
     1,105,000  Van Alstyne, TX Independent School District                          5.950         08/15/2029          1,129,520
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Van, TX Independent School District (School Building)                5.000         02/15/2036          1,543,950
--------------------------------------------------------------------------------------------------------------------------------
     1,625,000  Van, TX Independent School District (School Building)                5.125         02/15/2028          1,702,236
--------------------------------------------------------------------------------------------------------------------------------
     2,780,000  Van, TX Independent School District (School Building)                5.250         02/15/2031          2,949,802
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Westador, TX Municipal Utility District GO                           6.875         03/01/2009             25,496
--------------------------------------------------------------------------------------------------------------------------------
     4,655,000  Wichita County, TX HFDC
                (Wichita Falls Retirement Foundation)                                6.250         01/01/2028          4,722,637
--------------------------------------------------------------------------------------------------------------------------------
     1,930,000  Winkler County, TX GO                                                5.250         02/15/2031          2,011,562
                                                                                                                  --------------
                                                                                                                     156,304,682
--------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--1.4%
        80,000  Puerto Rico Aqueduct & Sewer Authority                               5.000         07/01/2019             81,573
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Puerto Rico Highway & Transportation Authority, Series G             5.000         07/01/2033          5,041,950
--------------------------------------------------------------------------------------------------------------------------------
       240,000  Puerto Rico Highway & Transportation Authority, Series J             5.125         07/01/2043            242,587
--------------------------------------------------------------------------------------------------------------------------------
    11,000,000  Puerto Rico Highway & Transportation Authority, Series K             5.000         07/01/2024         11,161,590
--------------------------------------------------------------------------------------------------------------------------------
     2,580,000  Puerto Rico Highway & Transportation Authority, Series K             5.000         07/01/2030          2,610,444
--------------------------------------------------------------------------------------------------------------------------------
     4,700,000  Puerto Rico IMEPCF (American Airlines) 4                             6.450         12/01/2025          4,707,708
--------------------------------------------------------------------------------------------------------------------------------
        65,000  Puerto Rico Infrastructure                                           5.000         07/01/2041             65,146
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Puerto Rico Public Buildings Authority, Series D                     5.250         07/01/2036          2,052,520
                                                                                                                  --------------
                                                                                                                      25,963,518
--------------------------------------------------------------------------------------------------------------------------------
UTAH--0.7%
     3,260,000   Eagle Mountain, UT Gas & Electric                                   5.000         06/01/2024          3,338,110
--------------------------------------------------------------------------------------------------------------------------------
       245,000   Emery County, UT Pollution Control (Pacificorp)                     5.650         11/01/2023            245,350


                      52 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
UTAH Continued
$       25,000  Intermountain, UT Power Agency                                       6.150%        07/01/2014     $       25,524
--------------------------------------------------------------------------------------------------------------------------------
     8,000,000  Murray City, UT Hospital (IHC Health Services)                       5.000         05/15/2022          8,042,480
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Sandy City, UT Industrial Devel. (King Properties)                   6.125         08/01/2016             15,027
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Utah County, UT Hospital (IHC Health Services)                       5.250         08/15/2021          1,024,390
                                                                                                                  --------------
                                                                                                                      12,690,881
--------------------------------------------------------------------------------------------------------------------------------
VERMONT--0.1%
        30,000  VT E&HBFA (Middlebury College)                                       5.375         11/01/2026             30,683
--------------------------------------------------------------------------------------------------------------------------------
        50,000  VT E&HBFA (Norwich University)                                       5.500         07/01/2021             51,333
--------------------------------------------------------------------------------------------------------------------------------
        55,000  VT E&HBFA (Southwestern VT Medical Center)                           5.625         10/01/2025             56,015
--------------------------------------------------------------------------------------------------------------------------------
       600,000  VT EDA (Wake Robin Corp.)                                            5.250         05/01/2026            598,488
--------------------------------------------------------------------------------------------------------------------------------
       225,000  VT EDA (Wake Robin Corp.)                                            6.000         03/01/2022            237,202
--------------------------------------------------------------------------------------------------------------------------------
       135,000  VT EDA (Wake Robin Corp.)                                            6.300         03/01/2033            143,760
--------------------------------------------------------------------------------------------------------------------------------
       200,000  VT HFA (Multifamily Hsg.), Series A                                  6.150         02/15/2014            205,528
--------------------------------------------------------------------------------------------------------------------------------
       225,000  VT Student Assistance Corp.                                          5.000         03/01/2026            227,696
                                                                                                                  --------------
                                                                                                                       1,550,705
--------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--1.0%
       500,000  Bedford County, VA EDA                                               5.250         05/01/2031            531,940
--------------------------------------------------------------------------------------------------------------------------------
     2,300,000  Buena Vista, VA Public Recreational Facilities Authority
                (Golf Course) 4                                                      5.250         07/15/2025          2,378,798
--------------------------------------------------------------------------------------------------------------------------------
       825,000  Buena Vista, VA Public Recreational Facilities Authority
                (Golf Course) 4                                                      5.500         07/15/2035            856,573
--------------------------------------------------------------------------------------------------------------------------------
     3,700,000  Celebrate, VA South Community Devel. Authority
                Special Assessment                                                   6.250         03/01/2037          3,773,186
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Danville, VA IDA Educational Facilities (Averett University)         6.000         03/15/2016            103,493
--------------------------------------------------------------------------------------------------------------------------------
     2,845,000  Fairfax County, VA Redevel. & Hsg. Authority
                (Burke Shire Commons)                                                7.600         10/01/2036          2,962,954
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Greensville County, VA IDA (Georgia-Pacific Corp.)                   5.300         08/01/2014             24,847
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Henrico County, VA Water & Sewer                                     5.875         05/01/2014             25,014
--------------------------------------------------------------------------------------------------------------------------------
       575,000  Louisa, VA IDA Pollution Control
                (Virginia Electric & Power Company)                                  5.450         01/01/2024            578,088
--------------------------------------------------------------------------------------------------------------------------------
       900,000  New Port, VA CDA                                                     5.600         09/01/2036            910,107
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Norfolk, VA Water                                                    5.875         11/01/2020          4,086,280
--------------------------------------------------------------------------------------------------------------------------------
        65,000  Norton, VA IDA (Norton Community Hospital)                           6.000         12/01/2022             69,242
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road)                                      5.000         08/15/2011          1,042,740
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road)                                      5.500         08/15/2028             26,312
--------------------------------------------------------------------------------------------------------------------------------
       725,000  Suffolk, VA IDA (Lake Prince Center) 2                               5.150         09/01/2024            719,244
--------------------------------------------------------------------------------------------------------------------------------
       675,000  Suffolk, VA IDA (Lake Prince Center) 2                               5.300         09/01/2031            668,682
--------------------------------------------------------------------------------------------------------------------------------
        10,000  VA College Building Authority
                (Washington & Lee University)                                        5.750         01/01/2014             10,015


                      53 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$       25,000  VA Hsg. Devel. Authority, Series B                                   5.950%        05/01/2016     $       25,557
--------------------------------------------------------------------------------------------------------------------------------
        10,000  West Point, VA IDA Solid Waste (Chesapeake Corp.)                    6.250         03/01/2019             10,000
                                                                                                                  --------------
                                                                                                                      18,803,072
--------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--2.4%
        10,000  Bothell, WA GO                                                       5.300         12/01/2017             10,182
--------------------------------------------------------------------------------------------------------------------------------
     2,330,000  Bremerton, WA Hsg. Authority                                         5.300         06/01/2026          2,335,033
--------------------------------------------------------------------------------------------------------------------------------
     4,145,000  Bremerton, WA Hsg. Authority                                         5.500         06/01/2037          4,152,420
--------------------------------------------------------------------------------------------------------------------------------
       800,000  CDP-King County III, WA (King Street Center)                         5.250         06/01/2026            815,080
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  King County, WA Sewer RITES                                          6.932 1       01/01/2024          2,950,450
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Kitsap County, WA Consolidated Hsg. Authority                        5.600         12/01/2028            202,882
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Port Camas, WA Public Industrial Corp.
                (James River Corp. of Virginia)                                      6.700         04/01/2023            100,083
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Port of Seattle, WA, Series A                                        5.500         09/01/2021             20,230
--------------------------------------------------------------------------------------------------------------------------------
       110,000  Seattle, WA Drain & Wastewater Utility                               5.250         12/01/2025            111,634
--------------------------------------------------------------------------------------------------------------------------------
     2,460,000  Seattle, WA Hsg. Authority (Gamelin House & Genesee)                 5.700         11/01/2035          2,442,091
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Seattle, WA Special Obligation
                (Chinatown International District)                                   5.900         08/01/2026             25,039
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Skagit County, WA Public Hospital District
                (Skagit Valley Hospital)                                             5.375         12/01/2022            512,575
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Skagit County, WA Public Hospital District
                (Skagit Valley Hospital)                                             5.500         12/01/2030            511,870
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Snohomish County, WA Hsg. Authority                                  6.400         04/01/2026            502,550
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Tacoma, WA Electric System                                           5.500         01/01/2014             15,390
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Vancouver, WA Downtown Redevel. Authority
                (Conference Center)                                                  5.250         01/01/2028            509,040
--------------------------------------------------------------------------------------------------------------------------------
     3,200,000  Vancouver, WA Downtown Redevel. Authority
                (Conference Center)                                                  5.250         01/01/2034          3,238,048
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Vancouver, WA Downtown Redevel. Authority
                (Conference Center)                                                  6.000         01/01/2028             26,941
--------------------------------------------------------------------------------------------------------------------------------
     3,260,000  Vancouver, WA Downtown Redevel. Authority
                (Conference Center)                                                  6.000         01/01/2034          3,492,112
--------------------------------------------------------------------------------------------------------------------------------
       500,000  WA COP (Dept. of General Administration)                             5.625         10/01/2020            501,415
--------------------------------------------------------------------------------------------------------------------------------
     2,600,000  WA Health Care Facilities Authority
                (Grays Harbor Community Hospital)                                    5.900         07/01/2023          2,655,718
--------------------------------------------------------------------------------------------------------------------------------
        10,000  WA Health Care Facilities Authority
                (Overlake Hospital Medical Center)                                   5.000         07/01/2025             10,082
--------------------------------------------------------------------------------------------------------------------------------
        15,000  WA Health Care Facilities Authority
                (Overlake Hospital Medical Center)                                   5.000         07/01/2030             15,048
--------------------------------------------------------------------------------------------------------------------------------
     5,095,000  WA Health Care Facilities Authority
                (Overlake Hospital Medical Center)                                   5.000         07/01/2038          5,066,621
--------------------------------------------------------------------------------------------------------------------------------
       145,000  WA Health Care Facilities Authority
                (Yakima Valley Memorial Hospital Assoc.)                             5.375         12/01/2027            148,582


                      54 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
WASHINGTON Continued
$    4,255,000  WA Health Care Facilities Authority ROLs 5                           8.386% 1      07/01/2025     $    4,394,394
--------------------------------------------------------------------------------------------------------------------------------
     1,835,000  WA Health Care Facilities Authority ROLs 5                           8.386 1       07/01/2030          1,858,268
--------------------------------------------------------------------------------------------------------------------------------
     4,625,000  WA Health Care Facilities Authority ROLs 5                           8.386 1       07/01/2038          4,522,140
--------------------------------------------------------------------------------------------------------------------------------
     1,350,000  WA HFC (Nickerson Area Properties)                                   5.300         01/01/2028          1,373,774
--------------------------------------------------------------------------------------------------------------------------------
       210,000  WA Tobacco Settlement Authority (TASC)                               6.500         06/01/2026            228,978
                                                                                                                  --------------
                                                                                                                      42,748,670
--------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.6%
        15,000  Huntington, WV Sewer                                                 5.375         11/01/2023             15,019
--------------------------------------------------------------------------------------------------------------------------------
       150,000  Monongalia County, WV Pollution Control
                (Potomac Edison Company)                                             5.950         04/01/2013            150,494
--------------------------------------------------------------------------------------------------------------------------------
     4,635,000  Ohio County, WV Commission Tax (Fort Henry Centre)                   5.625         06/01/2034          4,782,625
--------------------------------------------------------------------------------------------------------------------------------
     1,540,000  West Liberty State College, WV, Series A                             6.000         06/01/2023          1,624,900
--------------------------------------------------------------------------------------------------------------------------------
     1,695,000  West Liberty State College, WV, Series A                             6.125         06/01/2028          1,790,547
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Wheeling, WV Tax Increment (Stone Building Renovation)               5.200         06/01/2025            501,415
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Wheeling, WV Tax Increment (Stone Building Renovation)               5.500         06/01/2033          1,509,630
--------------------------------------------------------------------------------------------------------------------------------
       110,000  WV GO                                                                5.750         11/01/2021            112,696
                                                                                                                  --------------
                                                                                                                      10,487,326
--------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--1.0%
     6,640,000  Badger, WI Tobacco Asset Securitization Corp.                        6.375         06/01/2032          7,105,132
--------------------------------------------------------------------------------------------------------------------------------
       870,000  Janesville, WI Pollution Control (General Motors Corp.)              5.550         04/01/2009            861,039
--------------------------------------------------------------------------------------------------------------------------------
     1,750,000  Sokaogon, WI Chippewa Community (Gaming)                             7.000         01/01/2026          1,735,563
--------------------------------------------------------------------------------------------------------------------------------
       505,000  WI GO                                                                6.000         05/01/2013            505,889
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group)                         5.875         08/15/2026          2,043,040
--------------------------------------------------------------------------------------------------------------------------------
       405,000  WI H&EFA (Aurora Medical Group)                                      5.750         11/15/2025            413,675
--------------------------------------------------------------------------------------------------------------------------------
        15,000  WI H&EFA (Froedert & Community)                                      5.375         10/01/2030             16,130
--------------------------------------------------------------------------------------------------------------------------------
         5,000  WI H&EFA (Froedert & Community)                                      5.375         10/01/2030              5,269
--------------------------------------------------------------------------------------------------------------------------------
     2,275,000  WI H&EFA (Hess Memorial Hospital Assoc.)                             7.875         11/01/2022          2,325,892
--------------------------------------------------------------------------------------------------------------------------------
        90,000  WI H&EFA (Medical College of Wisconsin)                              5.500         12/01/2026             92,203
--------------------------------------------------------------------------------------------------------------------------------
        50,000  WI H&EFA (Meriter Hospital)                                          6.000         12/01/2017             51,307
--------------------------------------------------------------------------------------------------------------------------------
       385,000  WI H&EFA (Meriter Hospital)                                          6.000         12/01/2017            394,459
--------------------------------------------------------------------------------------------------------------------------------
       870,000  WI H&EFA (Three Pillars Senior Living)                               5.500         08/15/2034            876,264
--------------------------------------------------------------------------------------------------------------------------------
     1,075,000  WI H&EFA (WMA/MHCC/MVS Obligated Group)                              5.600         08/15/2023          1,099,736
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  WI H&EFA (WMA/MHCC/MVS Obligated Group)                              5.750         08/15/2026          1,025,786
--------------------------------------------------------------------------------------------------------------------------------
       130,000  WI Hsg. & Economic Devel. Authority, Series A                        6.850         11/01/2012            130,192
                                                                                                                  --------------
                                                                                                                      18,681,576
--------------------------------------------------------------------------------------------------------------------------------
WYOMING--0.7%
    11,680,000  Sweetwater County, WY Pollution Control
                 (Idaho Power Company)                                               6.050         07/15/2026         11,930,069


                      55 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                 SEE NOTE 1
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,756,819,156)--100.1%                                   $ 1,806,242,268
------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1)                                                     (1,968,287)
                                                                                            ----------------
NET ASSETS--100.0%                                                                          $ 1,804,273,981
                                                                                            ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

2. When-issued security or forward commitment to be delivered and settled after July 31, 2006. See Note 1 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

5. Security is subject to a shortfall and forbearance agreement. See Note 1 of accompanying Notes.

6. Represents the current interest rate for a variable or increasing rate security.

7. Issue is in default. Non-income producing. See Note 1 of accompanying Notes.

8. Illiquid security. The aggregate value of illiquid securities as of July 31, 2006 was $12,919,080, which represents 0.72% of the Fund's net assets. See Note 5 of accompanying Notes.


                      56 | OPPENHEIMER AMT-FREE MUNICIPALS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA         Atlanta Devel. Authority
AHC         Aurora Healthcare
AHS         Adventist Health System
AHSI        Assumption High School, Inc.
AMCS        Aurora Medical Center of Sheboygan
            County
AOLM        Academy of Our Lady of Mercy, Inc.
BCC         Bethesda Company Care, Inc.
BCG         Bethesda Care Givers
BHA         Bethesda Hospital Assoc.
BHC         Bethesda Home Care
BHM         Baptist Hospital of Miami
BHSSF       Baptist Health System of South Florida
CAU         Clark Atlanta University
CDA         Communities Devel. Authority
CFGH        Central Florida Group Homes
COP         Certificates of Participation
E&HBFA      Educational Health Buildings Financing
            Agency
EDA         Economic Devel. Authority
EDC         Economic Devel. Corp.
EDFA        Economic Devel. Finance Authority
EF&CD       Environmental Facilities and Community
            Devel.
FHA         Federal Housing Agency
FMC         Flagstaff Medical Center
FRS         Family Rehabilitation Services (Hancock
            Manor)
GO          General Obligation
H&EFA       Health and Educational Facilities
            Authority
H&HEFA      Hospitals and Higher Education Facilities
            Authority
HDA         Hospital Devel. Authority
HDC         Housing Devel. Corp.
HE&HF       Higher Educational and Housing Facilities
HE&HFA      Higher Education and Health Facilities
            Authority
HEFA        Higher Education Facilities Authority
HFA         Housing Finance Agenty
HFC         Housing Finance Corp.
HFDC        Health Facilities Devel. Corp.
HHI         Homestead Hospital
HMH         Hartford Memorial Hospital
IDA         Industrial Devel. Agency
IHC         Intermountain Health Care
IMEPCF      Industrial, Medical and Environmental
            Pollution Control Facilities
MCAS        Medlantic Center for Ambulatory Surgery
MEDE        Medlantic Enterprises
MH          Memorial Hospital
MHCC        Masonic Health Care Center
MLTCC       Medlantic Long Term Care Corp.
MRI         Medlantic Research Institutes
MVS         Masonic Village on the Square
NRH         National Rehabilitation Hospital
NYC         New York City
OHC         Oakwood Hospital Corp.
OUH         Oakwood United Hospitals
PP          Professionals PRN, Inc.
RIBS        Residual Interest Bonds
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
RSU         Rogers State University
S&EPF       Sheppard & Enoch Pratt Foundation
SAVRS       Select Auction Variable Rate Securities
SLMC        St. Luke's Medical Center
SMC         Sedona Medical Center
SMH         South Miami Hospital
SMHS        South Miami Health System
SPHS        Sheppard Pratt Health System
SPI         Sheppard Pratt Investments
SPPP        Sheppard Pratt Physicians Pennsylvania
SSNH        Sunny Slope Nursing Home
TASC        Tobacco Settlement Asset-Backed Bonds
TC          Travis Corp. (People Care)
UC          United Care
VC          VinFen Corp.
VCS         VinFen Clinical Services
WMA         Wisconsin Masonic Home
YMCA        Young Men's Christian Assoc.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      57 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,756,819,156)--see accompanying statement of investments      $  1,806,242,268
-------------------------------------------------------------------------------------------------------------
Cash                                                                                               1,406,676
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                          21,915,394
Shares of beneficial interest sold                                                                14,706,981
Investments sold                                                                                   1,224,785
Other                                                                                                 36,653
                                                                                            -----------------
Total assets                                                                                   1,845,532,757

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $18,638,322 purchased
on a when-issued basis or forward commitment)                                                     25,355,528
Payable on borrowings (See Note 6)                                                                 7,900,000
Shares of beneficial interest redeemed                                                             5,733,334
Dividends                                                                                          1,485,606
Distribution and service plan fees                                                                   361,273
Trustees' compensation                                                                               157,944
Interest expense                                                                                      67,810
Transfer and shareholder servicing agent fees                                                         61,319
Shareholder communications                                                                            59,725
Other                                                                                                 76,237
                                                                                            ----------------
Total liabilities                                                                                 41,258,776

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $  1,804,273,981
                                                                                            =================

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                  $        179,124
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     1,771,453,154
-------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                   (1,386,626)
-------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                     (15,394,783)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                        49,423,112
                                                                                            -----------------
NET ASSETS                                                                                  $  1,804,273,981
                                                                                            =================


                      58 | OPPENHEIMER AMT-FREE MUNICIPALS

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $1,494,775,281 and 148,301,646 shares of beneficial interest outstanding)                       $    10.08
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                                        $    10.58
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $58,569,860 and 5,832,144 shares
of beneficial interest outstanding)                                                                $    10.04
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $250,928,840 and 24,990,002 shares
of beneficial interest outstanding)                                                                $    10.04

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      59 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
Interest                                                                                    $     79,221,804
-------------------------------------------------------------------------------------------------------------
Other income                                                                                           5,154
                                                                                            -----------------
Total investment income                                                                           79,226,958

-------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------
Management fees                                                                                    6,111,595
-------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                            2,733,890
Class B                                                                                              505,166
Class C                                                                                            1,585,417
-------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                              471,068
Class B                                                                                               36,454
Class C                                                                                               76,268
-------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                              112,299
Class B                                                                                                8,572
Class C                                                                                               17,001
-------------------------------------------------------------------------------------------------------------
Interest expense                                                                                   1,412,815
-------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                47,763
-------------------------------------------------------------------------------------------------------------
Other                                                                                                276,137
                                                                                            -----------------
Total expenses                                                                                    13,394,445

-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                             65,832,513

-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                     842,951
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                              (2,564,830)

-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $     64,110,634
                                                                                            =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      60 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                             2006              2005
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                                $    65,832,513   $    39,521,397
-------------------------------------------------------------------------------------------------------
Net realized gain                                                            842,951         3,876,042
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                     (2,564,830)       40,816,767
                                                                     ----------------------------------
Net increase in net assets resulting from operations                      64,110,634        84,214,206

-------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                  (62,366,257)      (35,574,265)
Class B                                                                   (2,369,416)       (2,106,289)
Class C                                                                   (7,405,225)       (1,913,538)

-------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                  721,093,725       172,919,909
Class B                                                                   17,072,054        (8,015,276)
Class C                                                                  180,893,706        40,746,553

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Total increase                                                           911,029,221       250,271,300
-------------------------------------------------------------------------------------------------------
Beginning of period                                                      893,244,760       642,973,460
                                                                     ----------------------------------
End of period (including accumulated net investment income (loss)
of $(1,386,626) and $4,921,759, respectively)                        $ 1,804,273,981   $   893,244,760
                                                                     ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      61 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED JULY 31,                             2006              2005           2004          2003           2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       10.16     $        9.53     $     9.19    $     9.48    $      9.57
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .50 1             .55 1          .59           .57            .50
Net realized and unrealized gain (loss)                    (.03)              .63            .28          (.32)          (.10)
                                                  ------------------------------------------------------------------------------
Total from investment operations                            .47              1.18            .87           .25            .40
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.55)             (.55)          (.53)         (.54)          (.49)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $       10.08     $       10.16     $     9.53    $     9.19    $      9.48
                                                  ==============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         4.78%            12.69%          9.60%         2.46%          4.39%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   1,494,775     $     780,571     $  568,156    $  553,344    $   568,935
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   1,147,353     $     639,474     $  567,291    $  569,881    $   568,951
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.97%             5.56%          6.18%         5.82%          5.35%
Total expenses                                             0.87%             0.92%          0.92%         0.93%          0.88%
Expenses after payments and waivers
and reduction to custodian expenses                        0.87%             0.92%          0.92%         0.88%          0.85% 4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      33%               31%            33%           99%            31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      62 | OPPENHEIMER AMT-FREE MUNICIPALS

CLASS B    YEAR ENDED JULY 31,                          2006           2005           2004          2003          2002
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    10.13     $     9.50     $     9.17    $     9.45    $     9.55
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .42 1          .48 1          .52           .49           .43
Net realized and unrealized gain (loss)                 (.04)           .63            .27          (.31)         (.11)
                                                  -----------------------------------------------------------------------
Total from investment operations                         .38           1.11            .79           .18           .32
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.47)          (.48)          (.46)         (.46)         (.42)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    10.04     $    10.13     $     9.50    $     9.17    $     9.45
                                                  =======================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.87%         11.87%          8.68%         1.80%         3.50%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   58,570     $   41,867     $   47,024    $   63,104    $   72,241
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   50,695     $   43,648     $   55,864    $   67,721    $   73,571
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.19%          4.83%          5.42%         5.04%         4.58%
Total expenses                                          1.68%          1.69%          1.69%         1.69%         1.65%
Expenses after payments and waivers
and reduction to custodian expenses                     1.68%          1.69%          1.69%         1.64%         1.62% 4
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   33%            31%            33%           99%           31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      63 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C    YEAR ENDED JULY 31,                           2006            2005            2004           2003           2002
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     10.13     $      9.50     $      9.16    $      9.45    $      9.55
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .42 1           .47 1           .51            .49            .43
Net realized and unrealized gain (loss)                  (.04)            .64             .29           (.32)          (.11)
                                                  ----------------------------------------------------------------------------
Total from investment operations                          .38            1.11             .80            .17            .32
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.47)           (.48)           (.46)          (.46)          (.42)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     10.04     $     10.13     $      9.50    $      9.16    $      9.45
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       3.89%          11.87%           8.79%          1.67%          3.50%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   250,929     $    70,807     $    27,793    $    23,511    $    20,491
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   159,084     $    40,236     $    25,810    $    22,345    $    17,776
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.17%           4.70%           5.39%          5.04%          4.57%
Total expenses                                           1.62%           1.69%           1.70%          1.71%          1.65%
Expenses after payments and waivers
and reduction to custodian expenses                      1.62%           1.69%           1.70%          1.66%          1.62% 4
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    33%             31%             33%            99%            31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      64 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer AMT-Free Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose


                      65 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2006, the Fund had purchased $18,638,322 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $127,681,338 as of July 31, 2006, which represents 6.92% of the Fund's total assets.

      The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to pay the sponsor of the inverse floater, in certain circumstances, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater (the "shortfall"). At July 31, 2006, the Fund's maximum aggregate exposure under such agreements is estimated at approximately $78,000,000. This exposure is diversified across underlying securities that have various credit qualities, interest rates and maturity dates. Under the terms of these agreements, the Fund maintains the right to collapse the trust issuing the inverse floater by paying the shortfall, if any, and exchanging the inverse floater for the underlying fixed rate security upon which the


                      66 | OPPENHEIMER AMT-FREE MUNICIPALS
inverse floater is based, thereby terminating its investment in the inverse floater. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in the inverse floaters, as it deems appropriate. As of July 31, 2006, the Fund has not made any payments related to such agreements and it expects the risk of material future payments required under these agreements to be remote.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2006, securities with an aggregate market value of $1,746,075, representing 0.10% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                      67 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
    ------------------------------------------------------------------------
    $388,134                   $--       $   15,208,993          $49,237,322

1. As of July 31, 2006, the Fund had $15,208,993 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2006, details of the capital loss carryforward was as follows:

                       EXPIRING
                       -----------------------------
                       2010              $15,208,993

2. During the fiscal year ended July 31, 2006, the Fund utilized $1,028,741 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended July 31, 2005, the Fund utilized $3,857,110 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended July 31, 2006 and July 31, 2005 was as follows:

                                                 YEAR ENDED       YEAR ENDED
                                              JULY 31, 2006    JULY 31, 2005
           -----------------------------------------------------------------
           Distributions paid from:
           Exempt-interest dividends            $72,140,898      $39,594,092

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities        $1,757,004,946
                                                 ==============
           Gross unrealized appreciation         $   56,079,263
           Gross unrealized depreciation             (6,841,941)
                                                 --------------
           Net unrealized appreciation           $   49,237,322
                                                 ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each


                      68 | OPPENHEIMER AMT-FREE MUNICIPALS
trustee during the years of service. During the year ended July 31, 2006, the Fund's projected benefit obligations were increased by $20,751 and payments of $10,288 were made to retired trustees, resulting in an accumulated liability of $124,103 as of July 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


                      69 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED JULY 31, 2006          YEAR ENDED JULY 31, 2005
                                  SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                          88,693,790    $ 894,341,222       22,462,562    $ 225,450,851
Dividends and/or
distributions reinvested       3,754,817       37,866,989        2,353,091       23,430,233
Redeemed                     (20,937,412)    (211,114,486)      (7,639,925)     (75,961,175)
                             ---------------------------------------------------------------
Net increase                  71,511,195    $ 721,093,725       17,175,728    $ 172,919,909
                             ===============================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                           2,980,673    $  29,961,366          907,824    $   9,033,823
Dividends and/or
distributions reinvested         134,792        1,354,805          126,314        1,251,676
Redeemed                      (1,415,873)     (14,244,117)      (1,851,835)     (18,300,775)
                             ---------------------------------------------------------------
Net increase (decrease)        1,699,592    $  17,072,054         (817,697)   $  (8,015,276)
                             ===============================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                          19,979,688    $ 200,765,872        4,627,986    $  46,321,787
Dividends and/or
distributions reinvested         385,370        3,869,283          125,410        1,246,348
Redeemed                      (2,365,535)     (23,741,449)        (688,957)      (6,821,582)
                             ---------------------------------------------------------------
Net increase                  17,999,523    $ 180,893,706        4,064,439    $  40,746,553
                             ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2006, were as follows:

                                                PURCHASES            SALES
          ----------------------------------------------------------------
          Investment securities            $1,060,197,929     $381,227,679

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:


                      70 | OPPENHEIMER AMT-FREE MUNICIPALS

                 FEE SCHEDULE
                 ---------------------------------------------
                 Up to $200 million of net assets        0.60%
                 Next $100 million of net assets         0.55
                 Next $200 million of net assets         0.50
                 Next $250 million of net assets         0.45
                 Next $250 million of net assets         0.40
                 Over $1 billion of net assets           0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2006, the Fund paid $561,506 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2006 for Class B and Class C shares were $2,086,214 and $3,091,941, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the


                      71 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                        CLASS A         CLASS B         CLASS C
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------
July 31, 2006       $ 1,322,955        $ 35,524        $ 91,019        $ 61,957

-------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of July 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.3126% as of July 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the year ended July 31, 2006, the average daily loan balance was $34,280,000 at an average daily interest rate of 4.306%. The Fund had borrowings outstanding of $7,900,000 at July 31, 2006 at an interest rate of 5.3126%. The Fund had gross borrowings and gross


                      72 | OPPENHEIMER AMT-FREE MUNICIPALS
loan repayments of $616,700,000 and $664,000,000, respectively, during the year ended July 31, 2006. The maximum amount of borrowings outstanding at any month-end during the year ended July 31, 2006 was $81,900,000. The Fund paid $157,043 in fees and $1,459,066 in interest during the year ended July 31, 2006.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of July 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      73 | OPPENHEIMER AMT-FREE MUNICIPALS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER AMT-FREE MUNICIPALS:

We have audited the accompanying statement of assets and liabilities of Oppenheimer AMT-Free Municipals, including the statement of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer AMT-Free Municipals as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
September 14, 2006


                      74 | OPPENHEIMER AMT-FREE MUNICIPALS

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the fiscal year ended July 31, 2006 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      75 | OPPENHEIMER AMT-FREE MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      76 | OPPENHEIMER AMT-FREE MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                Director of American Commercial Lines (barge company) (since January 2005); Attorney
Chairman of the Board              at Hogan & Hartson (law firm) (since June 1993); Director of Covanta Holding Corp.
of Trustees (since 2003),          (waste-to-energy company) (since 2002); Director of Weyerhaeuser Corp. (1999-April
Trustee (since 1993)               2004); Director of Caterpillar, Inc. (1993-December 2002); Director of ConAgra Foods
Age: 75                            (1993-2001); Director of Texas Instruments (1993- 2001); Director of FMC Corporation
                                   (1993-2001). Oversees 43 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                   Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)               (since 2005); Director of ICI Education Foundation (education foundation) (since
Age: 65                            October 1991); President of the Investment Company Institute (trade association)
                                   (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 43 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                   A director or trustee of other Oppenheimer funds. Oversees 53 portfolios in the
Trustee (since 1993)               OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,              Distinguished Presidential Fellow for International Affairs (since 2002) and Member
Trustee (since 1999)               (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since
Age: 67                            2002); Director of GSI Lumonics Inc. (precision medical equipment supplier) (since
                                   2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of
                                   Science Initiative Group (since 1999); Member of the American Philosophical Society
                                   (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third
                                   World Academy of Sciences; Director of the Institute for Advanced Study (1991-2004);
                                   Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University
                                   (1983-1991). Oversees 43 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                    Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and
Trustee (since 2004)               Senior Vice President and General Auditor of American Express Company (financial
Age: 63                            services company) (July 1998-February 2003). Oversees 43 portfolios in the
                                   OppenheimerFunds complex.

JOEL W. MOTLEY,                    Director of Columbia Equity Financial Corp. (privately-held financial adviser) (since
Trustee (since 2002)               2002); Managing Director of Carmona Motley, Inc. (privately-held financial adviser)
Age: 54                            (since January 2002); Managing Director of Carmona Motley Hoffman Inc. (privately
                                   -held financial adviser) (January 1998-December 2001); Member of the Finance and
                                   Budget Committee of the Council on Foreign Relations, the Investment Committee of
                                   the Episcopal Church of America, the Investment Committee and Board of Human Rights
                                   Watch and the Investment Committee of Historic Hudson Valley. Oversees 43 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,                Director of Dominion Resources, Inc. (electric utility holding company) (February
Trustee (since 1987)               1972-October 2005); Former Director of Prime Retail, Inc. (real estate investment
Age: 79                            trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumberman's
                                   Mutual Casualty Company, American Motorists Insurance Company and American
                                   Manufacturers Mutual Insurance Company; Former President and Chief


                      77 | OPPENHEIMER AMT-FREE MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

KENNETH A. RANDALL,                Executive Officer of The Conference Board, Inc. (international economic and business
Continued                          research). Oversees 43 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,          Chairman of The Directorship Search Group, Inc. (corporate governance consulting and
Trustee (since 1989)               executive recruiting) (since 1993); Life Trustee of International House (non-profit
Age: 74                            educational organization); Founder, Chairman and Chief Executive Officer of Russell
                                   Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan & Co. (1958-1966); 1st
                                   Lt. Strategic Air Command, U.S. Air Force (1954-1958). Oversees 43 portfolios in the
                                   OppenheimerFunds complex.

JOSEPH M. WIKLER,                  Director of the following medical device companies: Medintec (since 1992) and Cathco
Trustee (since 2005)               (since 1996); Director of Lakes Environmental Association (since 1996); Member of the
Age: 65                            Investment Committee of the Associated Jewish Charities of Baltimore (since 1994);
                                   Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 43 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                     President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)               company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona Company,
Age: 58                            Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc
                                   Company, Inc. (talc mining) (since 1999); Managing Member of Hole-in-the-Wall Ranch
                                   (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the
                                   Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 43 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                   General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Trustee (since 2005)               Director of Special Value Opportunities Fund, LLC (registered investment company)
Age: 63                            (since September 2004); Member of Zurich Financial Investment Advisory Board
                                   (insurance) (since October 2004); Board of Governing Trustees of The Jackson
                                   Laboratory (non-profit) (since August 1990); Trustee of the Institute for Advanced
                                   Study (non-profit educational institute) (since May 1992); Special Limited Partner of
                                   Odyssey Investment Partners, LLC (private equity investment) (January 1999-September
                                   2004); Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College (August
                                   1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May
                                   2000-April 2002) (executive search firm). Oversees 53 portfolios in the
                                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                   TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN
                                   INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS
                                   AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS
                                   AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President (since
Trustee, President and             September 2000) of the Manager; President and a director or trustee of other
Principal Executive Officer        Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. ("OAC")
(since 2001)                       (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc.
Age: 57                            (holding company subsidiary of the Manager) (since July 2001); Director of
                                   OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November 2001);
                                   Chairman and Director of Shareholder


                      78 | OPPENHEIMER AMT-FREE MUNICIPALS

JOHN V. MURPHY, Continued          Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of
                                   OppenheimerFunds Legacy Program (charitable trust program established by the Manager)
                                   (since July 2001); Director of the following investment advisory subsidiaries of the
                                   Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                   Corporation, Trinity Investment Management Corporation and Tremont Capital Management,
                                   Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                   Investments, Inc. (since July 2001); President (since November 1, 2001) and Director
                                   (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President
                                   of Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February
                                   1997); Director of DLB Acquisition Corporation (holding company parent of Babson
                                   Capital Management LLC) (since June 1995); Member of the Investment Company
                                   Institute's Board of Governors (since October 3, 2003); Chief Operating Officer of the
                                   Manager (September 2000-June 2001); President and Trustee of MML Series Investment
                                   Fund and MassMutual Select Funds (open-end investment companies) (November
                                   1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August
                                   2000); President, Chief Executive Officer and Director of MML Bay State Life Insurance
                                   Company (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                   Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998).
                                   Oversees 91 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                  THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MR. ZACK, TWO
THE FUND                           WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS.
                                   VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112- 3924 AND FOR
                                   MESSRS. FIELDING, LOUGHRAN, COTTIER AND WILLIS, 350 LINDEN OAKS, ROCHESTER, NY 14625.
                                   EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

RONALD H. FIELDING,                Senior Vice President of the Manager since January 1996; Chairman of the Rochester
Vice President (since 2002)        Division of the Manager since January 1996; an officer of 14 portfolios in the
Age: 57                            OppenheimerFunds complex.

DANIEL G. LOUGHRAN,                Vice President of the Manager since April 2001. An officer of 14 portfolios in the
Vice President and Portfolio       OppenheimerFunds complex.
Manager (since 2005)
Age: 42

SCOTT S. COTTIER,                  Vice President of the Manager since 2002; portfolio manager and trader at Victory
Vice President and Portfolio       Capital Management (1999-2002); an officer of 14 portfolios in the OppenheimerFunds
Manager (since 2005)               complex.
Age: 34

TROY E. WILLIS,                    Assistant Vice President of the Manager since 2005; Associate Portfolio Manager of the
Vice President and Portfolio       Manager since 2003; corporate attorney for Southern Resource Group (1999-2003). An
Manager (since 2005)               officer of 14 portfolios in the OppenheimerFunds complex.
Age: 33

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and Chief           Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Compliance Officer                 Corporation and Shareholder Services, Inc. (since June 1983). Former Vice President
(since 2004)                       and Director of Internal Audit of the Manager (1997-February 2004). An officer of 91
Age: 56                            portfolios in the OppenheimerFunds complex.


                      79 | OPPENHEIMER AMT-FREE MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal            the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial and Accounting           Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 1999)               Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 46                            Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                   (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                   Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                   (charitable trust program established by the Manager) (since June 2003); Treasurer and
                                   Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager)
                                   (since May 2000); Assistant Treasurer of the following: OAC (since March
                                   1999),Centennial Asset Management Corporation (March 1999-October 2003) and
                                   OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating
                                   Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March
                                   1999). An officer of 91 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March 2002)
Secretary (since 2001)             of the Manager; General Counsel and Director of the Distributor (since December 2001);
Age: 58                            General Counsel of Centennial Asset Management Corporation (since December 2001);
                                   Senior Vice President and General Counsel of HarbourView Asset Management Corporation
                                   (since December 2001); Secretary and General Counsel of OAC (since November 2001);
                                   Assistant Secretary (since September 1997) and Director (since November 2001) of
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                   Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                   Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                   General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                   Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                   Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                   Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                   President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                   November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                   Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                   2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                   Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                   1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                   2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                   officer of 91 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                      80 | OPPENHEIMER AMT-FREE MUNICIPALS


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $27,500 in fiscal 2006 and $25,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $87,615 in fiscal 2006 and $142,059 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and $5,000 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Preparing form 5500

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed $831 in fiscal 2006 and no such fees in fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $13,446 in fiscal 2006 and $147,059 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)

      No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free Municipals


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 09/14/2006